Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2021-B Class A
08/17/2026	1.030%	2,510,000	2,495,569
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month USD LIBOR + 1.350% Floor 1.350% 04/15/2034	1.508%	12,200,000	12,208,357
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/20/2034	1.980%	1,000,000	998,415
AIG CLO(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/22/2034	1.934%	1,750,000	1,746,003
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/25/2033	1.200%	12,500,000	12,500,000
Series 2021-2A Class A
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	1.260%	6,950,000	6,942,077
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	1.350%	4,000,000	4,000,000
AIMCO CLO Ltd.(a),(b),(c)
Series 2021-16A Class A
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2035	1.450%	3,000,000	3,000,000
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class A
3-month USD LIBOR + 1.330% Floor 1.330% 01/20/2033	1.462%	3,870,000	3,871,575
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	1.224%	7,500,000	7,495,312
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	2,132,766	2,146,703
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	773,108	776,040
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	2,830,000	2,837,341
Subordinated Series 2021-1 Class B
03/13/2025	0.610%	85,000	85,039
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	2,430,000	2,421,043
AmeriCredit Automobile Receivables Trust
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	6,133,709
Series 2020-1 Class D
12/18/2025	1.800%	950,000	960,588
Series 2020-2 Class D
03/18/2026	2.130%	500,000	506,202
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,355,213
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,334,068
Subordinated Series 2019-3 Class C
07/18/2025	2.320%	1,650,000	1,681,219
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,485,468
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	540,391
Subordinated Series 2020-3 Class C
08/18/2026	1.060%	1,385,000	1,386,389
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,869,558
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	3,063,984
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	1.372%	5,250,000	5,253,129
Series 2016-8A Class AR2
3-month USD LIBOR + 1.200% Floor 1.200% 10/27/2034	1.327%	11,500,000	11,500,000
Series 2021-21A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	1.887%	10,000,000	9,979,780
Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.192%	6,400,000	6,399,981
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	2.182%	2,900,000	2,891,564
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/20/2033	1.452%	3,000,000	3,000,669
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,039,500	1,051,175
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	517,467
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	1,324,100	1,328,636
Series 2021-A Class A
07/17/2046	1.540%	3,227,059	3,201,412
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	1.404%	2,250,000	2,247,671
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	0.958%	13,443,784	13,459,217
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	1.304%	2,500,000	2,501,865
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-2A Class A
03/20/2024	2.970%	750,000	769,362
Series 2020-1A Class A
08/20/2026	2.330%	115,000	118,668
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,623,413
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class A
3-month USD LIBOR + 1.340% Floor 1.340% 10/21/2032	1.470%	20,000,000	20,078,740
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.010% Floor 1.010% 10/15/2033	1.129%	7,500,000	7,499,992
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.352%	6,500,000	6,500,162
BDS Ltd.(a),(b)
Series 2021-FL9 Class B
1-month USD LIBOR + 1.700% Floor 1.700% 11/16/2038	1.800%	250,000	250,084
Beacon Container Finance II LLC(a)
Series 2021-1A Class A
10/22/2046	2.250%	2,400,000	2,396,643
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	2.338%	2,810,000	2,797,175
Benefit Street Partners CLO XIX Ltd.(a),(b)
Series 2019-19A Class A
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2033	1.474%	4,500,000	4,501,206
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	1.212%	3,000,000	3,000,972
BlueMountain CLO Ltd.(a),(b)
Series 2012-2A Class AR2
3-month USD LIBOR + 1.050% Floor 1.050% 11/20/2028	1.210%	3,090,496	3,092,941
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	2.124%	1,300,000	1,292,148
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/19/2034	1.524%	3,600,000	3,602,473
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,600,000	1,646,623

2	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broad River BSL Funding CLO Ltd.(a),(b)
Series 2020-1A Class AR
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	1.302%	2,090,000	2,089,994
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2032	1.224%	17,500,000	17,502,135
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.272%	2,231,000	2,231,183
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,819,844
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	1.224%	3,975,454	3,974,468
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	1.185%	21,572,361	21,582,371
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	1.272%	6,000,000	5,994,930
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	1.732%	2,100,000	2,100,078
Series 2017-2A Class AJR
3-month USD LIBOR + 1.400% Floor 1.400% 07/20/2031	1.532%	5,400,000	5,400,205
Series 2020-1A Class BR
3-month USD LIBOR + 2.000% Floor 2.000% 07/20/2034	2.134%	1,250,000	1,248,043
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,359,113
Carvana Auto Receivables Trust
Series 2021-N2 Class B
03/10/2028	0.750%	1,365,000	1,359,785
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	0.822%	567,832	567,633
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	2.032%	6,300,000	6,280,476
CIFC Funding Ltd.(a),(b)
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	1.302%	3,000,000	3,001,746
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	1.122%	5,000,000	4,995,005
Series 2019-6A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 01/16/2033	1.452%	2,900,000	2,900,699
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	1.872%	2,000,000	2,001,458
Series 2020-1A Class A1R
3-month USD LIBOR + 1.150% Floor 1.150% 07/15/2036	1.261%	8,650,000	8,649,974
Series 2020-2A Class AR
3-month USD LIBOR + 1.170% Floor 1.170% 10/20/2034	1.308%	5,634,000	5,635,161
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	0.432%	526,718	484,321
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	252,613	257,970
Series 2020-AGS Class A
08/25/2050	1.980%	1,490,719	1,491,011
Credit Acceptance Auto Loan Trust(a)
Series 2019-3A Class A
11/15/2028	2.380%	3,925,000	3,966,143
Series 2020-2A Class A
07/16/2029	1.370%	2,305,000	2,317,970
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,111,431

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3A Class A
05/15/2030	1.000%	2,125,000	2,109,221
Series 2021-4 Class A
10/15/2030	1.260%	1,890,000	1,878,964
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,203,125	1,254,752
Series 2019-1A Class A23
05/20/2049	4.352%	1,173,000	1,261,968
Series 2019-1A Class A2II
05/20/2049	4.021%	635,375	661,707
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,400,000	4,418,468
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	1,164,868	1,190,518
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,455,000	1,490,001
Series 2021-1A Class A2II
04/25/2051	3.151%	3,184,000	3,283,994
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	4,760,000	4,742,330
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class B
03/17/2025	1.420%	2,200,000	2,207,700
Subordinated Series 2021-1 Class B
07/15/2025	0.650%	2,425,000	2,424,286
Subordinated Series 2021-2 Class B
12/15/2025	0.580%	3,255,000	3,241,185
Subordinated Series 2021-3 Class B
05/15/2026	1.110%	2,745,000	2,745,390
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,750,500	1,854,223
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 07/17/2034	2.122%	3,000,000	2,997,615
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	1.164%	4,000,000	4,002,200
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	1.924%	5,000,000	4,972,765
Series 2020-78A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 04/17/2033	1.302%	5,000,000	5,002,485
DT Auto Owner Trust(a)
Series 2019-2A Class C
02/18/2025	3.180%	1,432,911	1,443,142
Series 2020-2A Class C
03/16/2026	3.280%	1,055,000	1,089,874
Series 2021-1A Class B
09/15/2025	0.620%	60,000	59,824
Series 2021-2A Class B
01/15/2027	0.810%	1,795,000	1,792,758
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	506,462	507,837
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,543,433
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	1.224%	4,670,000	4,673,208
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.892%	3,794,709	3,790,107
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	0.774%	1,135,757	1,138,411
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	1.442%	1,787,870	1,807,238
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	1.354%	4,000,000	3,999,984
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	1.344%	4,750,000	4,749,981

4	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	1,080,783	1,099,262
Series 2019-A Class B
03/25/2044	2.940%	623,058	632,629
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	1.856%	15,086,964	15,098,822
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 04/20/2034	1.282%	27,250,000	27,268,830
Elmwood CLO IX Ltd.(a),(b)
Series 2021-2A Class A
3-month USD LIBOR + 1.130% Floor 1.130% 07/20/2034	1.269%	3,500,000	3,501,697
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	1.512%	2,000,000	2,010,458
Exeter Automobile Receivables Trust(a)
Series 2020-1A Class B
04/15/2024	2.260%	303,414	303,731
Series 2020-2A Class C
05/15/2025	3.280%	1,400,000	1,428,206
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	4,900,000	4,928,721
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	403,318
Subordinated Series 2021-1A Class B
02/18/2025	0.500%	1,960,000	1,959,837
Subordinated Series 2021-2A Class B
09/15/2025	0.570%	2,080,000	2,072,486
Subordinated Series 2021-3A Class B
01/15/2026	0.690%	2,640,000	2,623,394
Subordinated Series 2021-4 Class B
05/15/2026	1.260%	4,250,000	4,246,141
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	241,704
Subordinated Series 2018-4 Class B
10/16/2023	3.880%	254,696	255,038
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,455,088
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	585,625
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,800,000	1,788,965
Subordinated Series 2021-3 Class B
07/15/2027	0.950%	1,325,000	1,306,896
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/19/2034	2.001%	2,000,000	1,981,194
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,187,023
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,527,263
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,388,760
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,878,248
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,281,568
GAM Investments(a),(b)
Series 2021-F Class A
1-month USD LIBOR + 0.000% 10/27/2028	3.000%	2,186,000	1,919,217
Series 2021-F Class B
1-month USD LIBOR + 0.000% 10/27/2028	2.071%	2,104,000	2,028,497
Series 2021-F Class C
1-month USD LIBOR + 0.000% 10/27/2028	1.079%	1,778,000	1,642,461
Series 2021-F Class D
1-month USD LIBOR + 0.000% 10/27/2028	1.079%	1,777,000	1,518,558
Series 2021-F Class E
1-month USD LIBOR + 0.000% 10/27/2028	1.079%	1,798,000	1,615,837
Series 2021-F Class F
1-month USD LIBOR + 0.000% 10/27/2028	2.435%	2,364,000	2,163,612
Series 2021-F Class G
1-month USD LIBOR + 0.000% 10/27/2028	2.435%	1,797,000	1,565,501
Series 2021-F Class H
1-month USD LIBOR + 0.000% 10/27/2028	2.435%	1,510,000	1,093,839

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,022,667	1,030,145
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2018-3A Class B
08/15/2023	3.780%	118,839	118,974
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,890,000	1,911,379
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	1,540,000	1,542,992
Subordinated Series 2021-1A Class B
04/15/2025	0.820%	1,990,000	1,990,325
Subordinated Series 2021-3A Class B
11/17/2025	0.780%	2,060,000	2,043,306
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	842,431	848,682
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,112,702
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	0.628%	669,797	631,159
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	3,471,142	3,425,314
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	1.134%	15,000,000	15,005,670
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	1.418%	6,500,000	6,501,521
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	1.312%	6,250,000	6,253,169
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,159,066	1,197,347
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,699,383	1,887,293
Series 2014-2A Class A
01/17/2073	3.610%	2,140,956	2,341,949
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	1.272%	9,750,000	9,733,776
HPS Loan Management Ltd.(a),(b),(c)
Series 2021-16A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/23/2035	1.450%	7,300,000	7,300,000
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	1.154%	7,232,319	7,223,842
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,097,832	1,229,616
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	803,656	801,984
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	1,810,372	1,809,439
JPMorgan Chase Bank NA
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	842,582	840,728
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	1.512%	7,000,000	7,002,149
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	1.982%	1,500,000	1,501,350
Series 2020-7A Class A1
3-month USD LIBOR + 1.200% 04/17/2033	1.322%	5,000,000	5,008,075
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% 07/15/2031	1.874%	1,820,000	1,818,981
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	1.874%	1,600,000	1,587,691
KKR CLO Ltd.(a),(b)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	1.446%	17,000,000	17,021,471

6	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	1.090%	7,314,955	7,319,549
LCM XIII LP(a),(b)
Series 2013A Class ARR
3-month USD LIBOR + 1.140% 07/19/2027	1.264%	5,169,901	5,172,832
LCM XXIV Ltd.(a),(b)
Series 2024A Class AR
3-month USD LIBOR + 0.980% Floor 0.980% 03/20/2030	1.112%	4,750,000	4,752,612
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	1.342%	1,643,000	1,643,087
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	708,353
Lendmark Funding Trust(a)
Series 2019-1A Class A
12/20/2027	3.000%	3,800,000	3,847,677
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	2,031,835
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,974,758
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	199,409
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	100,000	102,371
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	2.889%	1,300,000	1,300,263
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,696,030	1,732,156
Logan CLO I Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	1.313%	15,000,000	15,007,170
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R2
3-month USD LIBOR + 1.850% Floor 1.850% 01/22/2028	1.978%	3,000,000	3,002,706
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.274%	6,500,000	6,510,575
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	2.124%	1,520,000	1,515,486
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month USD LIBOR + 1.080% Floor 1.080% 10/15/2032	1.150%	17,000,000	16,992,792
Series 2016-21A Class ABRR
3-month USD LIBOR + 1.400% Floor 1.400% 10/15/2032	1.600%	1,750,000	1,748,967
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 07/17/2034	1.254%	15,000,000	14,991,255
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	1.232%	1,050,000	1,051,173
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% 11/15/2031	1.825%	20,500,000	20,778,677
Marble Point CLO XIV Ltd.(a),(b)
Series 2018-2A Class A1R
3-month USD LIBOR + 1.280% Floor 1.280% 01/20/2032	1.412%	3,490,000	3,494,045
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	1.235%	5,500,000	5,500,154
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,319,410
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	1,014,149
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	1,394,700	1,398,666
Series 2021-1A Class C
06/16/2031	1.410%	700,000	695,770

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3A Class A
12/15/2031	0.650%	3,855,000	3,847,258
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	817,571	818,658
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	2,120,328	2,189,269
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	724,144	664,642
MF1 Ltd.(a),(b)
Series 2020-FL3 Class A
30-day Average SOFR + 2.164% Floor 2.050% 07/15/2035	2.212%	3,896,043	3,929,361
Series 2021-FL6 Class D
1-month USD LIBOR + 2.550% Floor 2.550% 07/16/2036	2.639%	7,000,000	6,970,245
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	1.810%	6,600,000	6,591,004
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	734,635	766,347
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,262,565	1,362,059
Series 2019-2GS Class A
07/20/2043	3.690%	1,335,786	1,405,903
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	676,047	716,176
Series 2019-1A Class A
12/21/2043	4.370%	1,403,267	1,507,303
Series 2020-2A Class A
08/20/2046	1.440%	2,559,865	2,507,700
Series 2021-2A Class B
04/22/2047	2.090%	1,248,063	1,231,838
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	1,657,257	1,745,904
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,632,378	1,634,738
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	726,492	758,579
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	1,783,760	1,799,252
Series 2020-DA Class A
05/15/2069	1.690%	1,278,669	1,287,267
Series 2020-FA Class A
07/15/2069	1.220%	1,188,129	1,187,884
Series 2020-GA Class A
09/16/2069	1.170%	2,220,174	2,215,316
Series 2020-HA Class A
01/15/2069	1.310%	1,202,720	1,200,084
Series 2021-A Class A
05/15/2069	0.840%	1,123,130	1,110,497
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.709%	4,750,097	4,754,938
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.709%	2,063,608	2,065,811
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.042%	4,210,000	4,231,844
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	2.128%	2,000,000	2,001,328
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 10/16/2033	2.022%	2,000,000	1,992,356
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/16/2033	1.872%	4,650,000	4,647,145
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,945,837
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,538,505

8	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktree CLO Ltd.(a),(b)
Series 2021-1A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2034	1.284%	5,300,000	5,301,707
OCP CLO Ltd.(a),(b)
Series 2020-18A Class AR
3-month USD LIBOR + 1.090% Floor 1.090% 07/20/2032	1.250%	1,410,000	1,411,208
Series 2020-18A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	2.110%	500,000	500,074
OCP CLO Ltd.(a),(b),(c)
Series 2021-22A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 12/02/2034	1.350%	2,500,000	2,500,242
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.950% 03/17/2030	2.082%	3,550,000	3,534,742
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2029	1.324%	7,400,000	7,400,481
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2036	1.269%	7,900,000	7,920,548
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/20/2034	1.450%	4,000,000	3,999,988
Octagon Investment Partners XIV Ltd.(a),(b)
Series 2012-1A Class BRR
3-month USD LIBOR + 2.100% Floor 2.100% 07/15/2029	2.226%	6,500,000	6,478,413
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	2.022%	1,350,000	1,346,003
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	1.968%	5,000,000	4,977,245
OHA Credit Partners XVI(a),(b)
Series 2021-16A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 10/18/2034	1.314%	8,000,000	7,999,912
OHA Loan Funding Ltd.(a),(b),(c)
Series 2015-1A Class AR3
3-month USD LIBOR + 1.150% Floor 1.150% 01/19/2037	1.350%	4,500,000	4,500,000
OHA Loan Funding Ltd.(a),(b)
Series 2019-1A Class A1R2
3-month USD LIBOR + 1.340% Floor 1.340% 11/15/2032	1.496%	4,500,000	4,500,000
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,285,946
Subordinated Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,503,144
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,611,419
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	3,145,080
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	6,021,000	5,929,884
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	881,492
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	4,545,840	4,551,891
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,690,890
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	2,019,431
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	1.378%	13,736,345	13,741,963
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	1.252%	8,000,000	8,006,184

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 07/15/2034	1.274%	9,400,000	9,407,614
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.250% Floor 2.250% 04/20/2028	2.382%	2,250,000	2,251,350
Palmer Square Ltd.(a),(b)
Series 2015-2A Class A1R2
3-month USD LIBOR + 1.100% 07/20/2030	1.232%	1,250,000	1,249,132
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	1.396%	5,000,000	4,986,560
Series 2019-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/15/2034	1.304%	15,000,000	14,991,075
PFP Ltd.(a),(b)
Series 2019-6 Class A
1-month USD LIBOR + 1.050% Floor 1.050% 04/14/2037	1.142%	3,693,176	3,689,081
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,909,100	4,008,486
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,515,320
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,470,000	1,511,436
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	1.782%	7,900,000	7,901,240
Series 2021-3A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	1.877%	10,000,000	9,972,060
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,353,049
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	540,363	543,089
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2 Class B
11/15/2024	0.960%	1,090,000	1,091,513
Series 2020-2 Class D
09/15/2026	2.220%	700,000	712,163
Series 2020-3 Class C
01/15/2026	1.120%	2,500,000	2,509,450
Series 2021-2 Class C
06/15/2026	0.900%	2,845,000	2,845,147
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	1,339,144	1,352,799
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	2,019,702	2,030,008
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,789,586
Subordinated Series 2019-3 Class D
10/15/2025	2.680%	2,200,000	2,235,169
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	2,300,000	2,321,150
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	2,250,000	2,262,338
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,919,736
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	2,425,000	2,431,742
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,804,716
Subordinated Series 2021-3 Class C
09/15/2027	0.950%	9,310,000	9,205,982
Subordinated Series 2021-4 Class B
06/15/2026	0.880%	5,155,000	5,130,711
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,501,769
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	1.244%	11,000,000	11,000,396
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	210,356	210,588
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	1.513%	25,250,000	25,253,838
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,686,969	1,681,753

10	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	0.874%	3,142,026	3,110,499
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.324%	1,165,000	1,050,821
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	1.324%	1,165,000	1,107,122
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	1.974%	1,165,000	1,157,683
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	1.974%	4,060,000	4,031,811
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.224%	4,551,578	4,546,988
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	1.974%	1,165,000	1,168,719
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	1.974%	1,165,000	1,171,039
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	2.374%	1,165,000	1,186,493
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.374%	1,165,000	1,181,388
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.789%	5,339,592	5,252,521
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	0.739%	2,599,382	2,620,182
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	3,679,915	3,672,188
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,214,532
Subordinated Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,068,394
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,057,320
Subordinated Series 2019-4 Class D
08/25/2028	3.480%	350,000	355,684
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	243,414	245,256
Series 2016-C Class A2B
12/27/2032	2.360%	133,725	134,330
Series 2017-A Class A2B
03/26/2040	2.400%	143,573	144,474
Series 2017-D Class A2FX
09/25/2040	2.650%	471,187	475,595
Series 2017-E Class A2B
11/26/2040	2.720%	63,888	64,501
Series 2018-A Class A2B
02/25/2042	2.950%	153,774	156,221
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,587,783
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,523,624
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,787,110
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,573,865
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.042%	68,043	68,087
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,216,971
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,876,250	1,956,866
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	1.195%	6,000,000	6,007,872

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point CLO XIV Ltd.(a),(b)
Series 2016-3A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 01/23/2029	2.174%	5,700,000	5,681,954
Sound Point CLO XXV Ltd.(a),(b)
Series 2019-4A Class A1A
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2033	1.524%	1,490,000	1,490,359
Springleaf Funding Trust(a)
Series 2017-AA Class A
07/15/2030	2.680%	343,517	343,752
Subordinated Series 2017-AA Class B
07/15/2030	3.100%	600,000	601,019
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,940,825	2,950,467
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,629,402	2,604,659
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,862,923	2,047,323
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,601,134	1,691,650
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,505,266
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,500,000	2,459,046
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	1.879%	2,300,000	2,300,368
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month USD LIBOR + 1.180% Floor 1.180% 10/29/2034	2.000%	6,750,000	6,745,977
Series 2017-1A Class BRR
3-month USD LIBOR + 1.700% Floor 1.700% 10/29/2034	1.900%	6,500,000	6,485,095
Series 2019-2A Class A1A
3-month USD LIBOR + 1.340% Cap 1.340% 10/20/2032	1.472%	8,000,000	8,002,008
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	2.032%	3,150,000	3,140,333
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	1.362%	12,889,376	12,867,929
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	4,194,672	4,196,210
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	2.224%	3,350,000	3,350,563
THL Credit Wind River CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	1.292%	10,000,000	10,003,240
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	1.332%	6,750,000	6,751,127
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,404,965
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,531,278
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month USD LIBOR + 1.170% Floor 1.170% 10/25/2032	1.250%	25,000,000	24,969,350
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	1.559%	9,250,000	9,224,720
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2034	1.850%	6,800,000	6,790,820
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2035	1.200%	4,000,000	4,000,000

12	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	3,018,667	2,953,367
Venture CLO Ltd.(a),(b),(c)
Series 2017-28AA Class A1R
3-month USD LIBOR + 1.210% Floor 1.210% 10/20/2034	1.410%	12,500,000	12,500,000
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	2.432%	4,100,000	4,080,353
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	1.334%	7,469,179	7,469,253
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	1.202%	10,000,000	10,037,950
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.294%	6,220,468	6,115,550
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.120% Floor 1.120% 07/20/2032	1.450%	15,000,000	15,000,000
Wellman Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2034	1.228%	3,900,000	3,904,430
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	962,500	1,002,984
Series 2019-1A Class A2I
06/15/2049	3.783%	3,217,125	3,375,364
Series 2021-1A Class A2II
06/15/2051	2.775%	2,294,250	2,295,363
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2025	1.320%	1,840,000	1,848,992
Series 2020-2A Class C
07/15/2025	2.010%	3,080,000	3,122,917
Series 2021-2A Class C
07/15/2026	0.890%	1,650,000	1,637,870
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3 Class C
01/15/2027	1.580%	6,225,000	6,218,357
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	632,350	633,415
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	210,572
Subordinated Series 2021-1A Class B
03/16/2026	0.640%	4,960,000	4,947,474
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	2,170,000	2,154,965
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2034	1.410%	4,250,000	4,249,732
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,960,000	1,961,757
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,143,899
York CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 04/20/2032	1.634%	20,000,000	20,000,000
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	1.222%	10,500,000	10,512,925
York CLO-6 Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.350% 07/22/2032	1.478%	7,000,000	7,000,000
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	1.414%	3,909,182	3,901,915
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	1.074%	4,358,265	4,355,171
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	1.332%	12,613,399	12,474,879

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,635,875	5,762,447
Total Asset-Backed Securities — Non-Agency (Cost $1,452,246,122)			1,458,471,798

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(d),(e)
Series 2021-ML08 Class XUS
07/25/2037	1.870%	7,903,600	1,406,929
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K028 Class X1
02/25/2023	0.347%	111,560,757	256,099
CMO Series K055 Class X1
03/25/2026	1.489%	2,073,068	104,417
CMO Series K057 Class X1
07/25/2026	1.307%	2,396,695	109,471
CMO Series K059 Class X1
09/25/2026	0.428%	7,172,753	91,679
CMO Series K060 Class X1
10/25/2026	0.191%	26,125,261	106,837
CMO Series K152 Class X1
01/25/2031	1.100%	4,141,641	287,786
CMO Series K718 Class X1
01/25/2022	0.675%	5,263,823	834
CMO Series KW02 Class X1
12/25/2026	0.424%	10,808,069	92,689
Series K069 Class X1
09/25/2027	0.489%	38,457,873	755,620
Series K091 Class X1
03/25/2029	0.704%	39,800,904	1,504,824
Series K095 Class X1
06/25/2029	1.082%	75,358,309	4,731,462
Series K106 Class X1
01/25/2030	1.477%	99,758,483	9,682,309
Series K108 Class X1
03/25/2030	1.810%	2,259,427	278,882
Series K-1516 Class X1
05/25/2035	1.630%	1,195,963	196,312
Series K-1517 Class X1
07/25/2035	1.410%	6,792,243	981,569
Series K1521 Class X1
08/25/2036	1.096%	2,099,234	228,791
Series K728 Class X1
08/25/2024	0.504%	258,952,046	2,406,882
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K729 Class X1
10/25/2024	0.475%	166,247,778	1,376,897
Series K735 Class X1
05/25/2026	1.095%	12,854,328	484,845
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,425,105
Series K074 Class A2
01/25/2028	3.600%	8,660,000	9,698,499
Series K155 Class A3
04/25/2033	3.750%	6,935,000	8,101,645
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	7,322,836
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,585,135
04/01/2040	2.455%	3,495,000	3,695,711
Federal National Mortgage Association(d),(e)
Series 2020-M43 Class X1
08/25/2034	2.232%	42,806,137	5,611,174
Government National Mortgage Association(d),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	1,422,569	15,070
CMO Series 2013-162 Class IO
09/16/2046	0.150%	31,691,196	262,039
CMO Series 2014-134 Class IA
01/16/2055	0.276%	15,385,444	220,575
CMO Series 2015-101 Class IO
03/16/2052	0.425%	4,785,622	95,371
CMO Series 2015-114
03/15/2057	0.549%	1,995,978	54,041
CMO Series 2015-120 Class IO
03/16/2057	0.716%	8,632,551	249,321
CMO Series 2015-125 Class IB
01/16/2055	1.171%	16,532,897	685,725
CMO Series 2015-125 Class IO
07/16/2055	0.718%	20,863,252	500,455
CMO Series 2015-146 Class IC
07/16/2055	0.686%	14,480,044	337,029
CMO Series 2015-171 Class IO
11/16/2055	0.832%	6,726,519	257,686
CMO Series 2015-174 Class IO
11/16/2055	0.734%	16,081,813	589,757
CMO Series 2015-21 Class IO
07/16/2056	0.864%	6,063,141	225,001
CMO Series 2015-29 Class EI
09/16/2049	0.719%	7,736,813	213,790

14	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-41 Class IO
09/16/2056	0.319%	1,517,957	32,258
CMO Series 2015-6 Class IO
02/16/2051	0.512%	4,446,213	81,178
CMO Series 2015-70 Class IO
12/16/2049	0.631%	7,885,512	217,891
CMO Series 2016-39 Class IO
01/16/2056	0.766%	4,185,631	157,252
Series 2014-101 Class IO
04/16/2056	0.747%	21,618,595	601,594
Series 2016-152 Class IO
08/15/2058	0.744%	12,455,807	590,606
Series 2017-168 Class IO
12/16/2059	0.590%	21,423,049	964,965
Series 2018-110 Class IA
11/16/2059	0.694%	27,902,779	1,403,035
Series 2018-2 Class IO
12/16/2059	0.690%	9,702,783	531,905
Series 2020-108 Class IO
06/16/2062	0.884%	10,380,815	767,949
Series 2021-106 Class IO
04/16/2063	0.918%	11,182,449	927,620
Series 2021-132 Class BI
04/16/2063	0.910%	13,702,704	1,137,331
Series 2021-133 Class IO
07/16/2063	0.880%	13,327,241	1,084,916
Series 2021-144 Class IO
04/16/2063	0.797%	13,867,835	1,072,917
Series 2021-145 Class IO
07/16/2061	0.772%	2,613,891	196,374
Series 2021-151 Class IO
04/16/2063	0.926%	11,186,807	953,718
Series 2021-163 Class IO
03/16/2064	0.837%	12,174,473	979,344
Series 2021-186 Class IO
05/16/2063	0.770%	13,100,189	998,288
Series 2021-52 Class IO
04/16/2063	0.816%	12,184,512	905,923
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.425%	286,130	286,048
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a)
Subordinated Series 2021-C59 Class E
04/15/2054	2.500%	1,100,000	918,391
Total Commercial Mortgage-Backed Securities - Agency (Cost $101,149,654)			86,040,602

Commercial Mortgage-Backed Securities - Non-Agency 6.3%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	18,034,589
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	6,496,538
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(e)
Series 2019-BN18 Class XA
05/15/2062	1.044%	59,976,531	3,423,119
BANK(d),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.863%	32,135,462	1,195,709
BANK
Series 2021-BN37 Class A5
11/15/2064	2.618%	9,525,000	9,871,738
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	2,152,018
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,199,532
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	857,793
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	709,546
BBCMS Mortgage Trust(d),(e)
Series 2018-C2 Class XA
12/15/2051	0.930%	61,349,474	2,855,499
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.230%	3,850,000	3,851,210
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	10,905,000	11,341,294
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,496,414
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,616,427	2,618,448

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust(d),(e)
03/15/2053	1.541%	25,365,007	2,075,071
Series 2019-B10 Class XA
03/15/2062	1.389%	29,891,368	2,113,275
Series 2020-B20 Class XA
10/15/2053	1.738%	14,560,300	1,502,830
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	10,739,253
Benchmark Mortgage Trust(d)
Subordinated Series 2018-B8 Class C
01/15/2052	5.023%	3,000,000	3,366,871
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,173,919
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	12,316,652
BWAY Mortgage Trust(a)
Series 2015-1740 Class A
01/10/2035	2.917%	6,850,000	6,859,792
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% Floor 1.978% 03/15/2037	2.041%	13,986,000	13,924,843
Series 2020-BXLP Class F
1-month USD LIBOR + 2.000% Floor 2.000% 12/15/2036	2.090%	2,338,115	2,320,534
Series 2020-BXLP Class G
1-month USD LIBOR + 2.500% Floor 2.500% 12/15/2036	2.590%	5,511,271	5,449,383
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	2.440%	4,000,000	3,996,633
Subordinated Series 2021-SOAR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 06/15/2038	2.440%	10,000,000	9,925,025
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,176,034
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,652,513
Cantor Commercial Real Estate Lending(d),(e)
Series 2019-CF2 Class XA
11/15/2052	1.365%	46,620,123	3,409,703
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	16,811,604
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	17,349,355
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	21,121,200
CD Mortgage Trust(d),(e)
Series 2019-CD8 Class XA
08/15/2057	1.550%	46,949,520	4,351,047
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,222,184
CFCRE Commercial Mortgage Trust(d),(e)
Series 2016-C4 Class XA
05/10/2058	1.798%	58,724,631	3,445,098
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class A
1-month USD LIBOR + 1.400% Floor 1.400% 08/15/2036	1.490%	910,000	908,297
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,543,891
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	4,278,867
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	10,408,645
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-C2 Class E
08/10/2049	4.581%	2,420,000	1,946,565
Subordinated Series 2018-C6 Class D
11/10/2051	5.234%	1,240,000	1,301,851
Citigroup Commercial Mortgage Trust(d)
Subordinated Series 2016-P5 Class C
10/10/2049	4.426%	2,610,000	2,756,444
CityLine Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,656,461
Subordinated Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,364,499
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,359,129
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	252,626	257,900

16	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class F
02/10/2037	3.754%	2,513,000	2,376,639
Subordinated Series 2013-CR10 Class E
08/10/2046	5.063%	1,220,000	1,186,759
Subordinated Series 2013-CR7 Class D
03/10/2046	4.533%	8,575,000	8,678,506
Subordinated Series 2019-GC44 Class 180
08/15/2057	3.513%	1,000,000	958,725
COMM Mortgage Trust(a),(b)
Subordinated Series 2021-LBA Class E
1-month USD LIBOR + 1.800% Floor 1.800% 03/15/2038	1.915%	5,345,000	5,327,971
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,893,000	3,870,464
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,644,161	2,748,596
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,227,743
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,260,813
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,763,871
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	831,788
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	873,922
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,956,103
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,785,831
Commercial Mortgage Trust(d)
Series 2013-CR9 Class A4
07/10/2045	4.398%	2,427,625	2,525,945
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,562,080
CSAIL Commercial Mortgage Trust
Series 2018-CX11 Class A5
04/15/2051	4.033%	3,840,000	4,237,905
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,517,920
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2020-C19 Class E
03/15/2053	2.500%	800,000	702,263
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSWF Trust(a),(b)
Subordinated Series 2021-SOP2 Class E
1-month USD LIBOR + 3.367% Floor 3.367% 06/15/2034	3.456%	20,000,000	19,860,414
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	1.790%	2,784,417	2,772,237
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.090%	10,952,040	10,869,935
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	1,500,000	1,519,614
DBJPM Mortgage Trust(d),(e)
Series 2020-C9 Class XA
09/15/2053	1.830%	46,407,854	4,435,375
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,924,590
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	3.749%	2,993,528	2,394,822
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	2,044,978
Series 2016-85T Class E
12/10/2036	3.935%	2,000,000	1,923,525
Fontainebleau Miami Beach Trust(a)
Series 2019-FBLU Class F
12/10/2036	4.095%	1,240,000	1,232,253
FREMF Mortgage Trust(a),(f)
Subordinated Series 2013-K27 Class D
01/25/2046	0.000%	8,630,000	8,087,926
Subordinated Series 2016-K60 Class D
12/25/2049	0.000%	7,024,000	5,224,703
Subordinated Series 2017-K61 Class D
12/25/2049	0.000%	7,630,000	5,761,690
Subordinated Series 2017-K71 Class D
11/25/2050	0.000%	9,630,000	6,885,979
Subordinated Series 2019-K89 Class D
01/25/2051	0.000%	8,630,000	5,756,672
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	3,690,000	2,888,507

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,760,212
Greystone Commercial Capital Trust(a),(b),(h),(i)
Series 2021-3 Class A
1-month USD LIBOR + 2.230% Floor 2.230% 08/17/2023	2.300%	8,500,000	8,500,000
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	5,363,563
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	12,390,000	12,441,844
Series 2012-BWTR Class A
11/05/2034	2.954%	3,717,000	3,754,140
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.668%	830,000	851,002
Subordinated Series 2019-GC40 Class DBD
07/10/2052	3.668%	4,090,000	4,116,236
Subordinated Series 2019-GC40 Class DBE
07/10/2052	3.668%	3,132,000	3,115,035
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,639,870
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,548,957
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	21,153,546
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,913,102
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,320,640
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,763,504
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,442,618
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,637,913
JPMBB Commercial Mortgage Securities Trust(d)
Series 2013-C14 Class A4
08/15/2046	4.133%	2,585,512	2,687,513
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	332,767	343,812
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,469,228
Subordinated Series 2014-C19 Class D
04/15/2047	4.810%	874,000	879,875
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,174,742	8,414,155
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,781,403
JPMorgan Chase Commercial Mortgage Securities Corp.(a),(b)
Series 2021-MHC Class E
1-month USD LIBOR + 2.450% Floor 2.450% 04/15/2038	2.540%	1,130,000	1,127,530
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,305,232
Series 2016-NINE Class A
09/06/2038	2.949%	3,235,000	3,375,022
Subordinated Series 2014-C20 Class D
07/15/2047	4.723%	2,200,000	1,858,287
JPMorgan Chase Commercial Mortgage Securities Trust(d)
Series 2013-C13 Class A4
01/15/2046	3.994%	3,937,120	4,060,748
Subordinated Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,097,900
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,283,881
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b),(c)
Series 2021-HTL5 Class A
1-month USD LIBOR + 1.115% Floor 1.115% 11/15/2038	1.205%	7,080,000	7,053,466
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,798,455
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 03/15/2038	2.440%	1,900,000	1,898,881
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	828,165
LSTAR Commercial Mortgage Trust(a),(d)
Subordinated Series 2015-3 Class D
04/20/2048	3.316%	2,000,000	1,996,875

18	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2016-4 Class F
03/10/2049	4.739%	8,000,000	6,024,646
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	1.050%	2,810,000	2,812,643
MF1 Multifamily Housing Mortgage Loan Trust(a),(b)
Series 2021-FL5 Class D
1-month USD LIBOR + 2.500% Floor 2.500% 07/15/2036	2.662%	2,524,000	2,522,470
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,850,000	2,939,548
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,972,635
Series 2015-C21 Class A3
03/15/2048	3.077%	498,722	507,403
Series 2016-C29 Class ASB
05/15/2049	3.140%	899,616	933,303
Morgan Stanley Bank of America Merrill Lynch Trust(a)
Subordinated Series 2014-C18 Class D
10/15/2047	3.389%	5,670,000	5,284,891
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,719,438
Morgan Stanley Capital I Trust(d),(e)
Series 2021-L5 Class XA
05/15/2054	1.424%	13,608,294	1,269,855
Motel Trust(a),(b)
Series 2021-MTL6 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 09/15/2038	0.990%	1,090,000	1,089,321
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,300,000	2,369,981
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	240,013
Subordinated Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	5,207,160
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	4,054,174
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	1,180,000	1,227,145
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,335,584
SG Commercial Mortgage Securities Trust(a),(d)
Series 2020-COVE Class E
03/15/2037	3.852%	6,680,000	6,640,155
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	1.560%	2,461,743	1,483,197
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	6,033,045
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,617,987
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,788,758
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,978,946
UBS-Barclays Commercial Mortgage Trust(a),(d)
Series 2012-C4 Class E
12/10/2045	4.610%	2,270,000	1,536,031
Subordinated Series 2012-C4 Class D
12/10/2045	4.610%	1,330,000	1,186,290
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	2,020,303
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,186,571	9,740,287
Series 2018-C45 Class A3
06/15/2051	3.920%	19,854,329	21,548,562
Wells Fargo Commercial Mortgage Trust(d),(e)
Series 2021-C59 Class XA
04/15/2054	1.684%	20,696,171	2,343,281
Series 2021-C60 Class XA
08/15/2054	1.685%	4,154,575	479,937
Wells Fargo Commercial Mortgage Trust(c),(h),(i)
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	8,229,205
WFRBS Commercial Mortgage Trust(a)
Subordinated Series 2014-C21 Class D
08/15/2047	3.497%	700,000	624,706
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	509,995	533,245

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(a),(d)
Subordinated Series 2013-C14 Class D
06/15/2046	4.092%	1,250,000	1,104,816
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $696,479,150)			703,147,450

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Civitas Resources, Inc.	833	42,575
Prairie Provident Resources, Inc.(i),(j)	1,728	191
Total		42,766
Total Energy		42,766
Total Common Stocks (Cost $28,526)		42,766

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Bangkok Bank PCL(a),(k)
12/31/2049	5.000%	1,750,000	1,809,607
HSBC Holdings PLC(k)
12/31/2049	4.700%	1,265,000	1,241,768
Itau Unibanco Holding SA(a),(k)
Subordinated
04/15/2031	3.875%	275,000	260,076
Mizrahi Tefahot Bank Ltd.(a),(k)
04/07/2031	3.077%	850,000	845,817
Nordea Bank Abp(a),(k)
12/31/2049	3.750%	1,115,000	1,052,684
Total			5,209,952
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(l)
Subordinated
12/30/2049	7.000%	16,892	14,738
Total Convertible Bonds (Cost $5,257,174)			5,224,690

Corporate Bonds & Notes 34.4%

Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	739,408
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	5,100,342
05/01/2025	4.875%	789,000	864,446
02/01/2028	3.250%	823,000	855,879
05/01/2030	5.150%	1,460,000	1,696,192
02/01/2031	3.625%	4,289,000	4,554,327
02/01/2035	3.250%	1,560,000	1,560,521
11/01/2048	3.850%	302,000	314,778
05/01/2050	5.805%	332,000	447,913
08/01/2059	3.950%	3,500,000	3,651,956
Bombardier, Inc.(a)
12/01/2024	7.500%	2,850,000	2,955,613
03/15/2025	7.500%	3,275,000	3,342,697
04/15/2027	7.875%	5,100,000	5,251,660
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	800,277
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	523,564
Raytheon Technologies Corp.
03/15/2027	3.500%	1,341,000	1,447,669
03/15/2052	3.030%	5,665,000	5,767,994
Teledyne Technologies, Inc.
04/01/2026	1.600%	1,601,000	1,590,052
Textron, Inc.
03/01/2024	4.300%	690,000	731,429
03/01/2025	3.875%	300,000	321,012
United Technologies Corp.
08/16/2023	3.650%	51,000	53,275
11/16/2038	4.450%	1,083,000	1,323,743
06/01/2042	4.500%	1,752,000	2,174,357
05/04/2047	4.050%	560,000	664,325
Total			46,733,429
Airlines 0.3%
Alaska Airlines Pass-Through Trust(a)
Series 2020-1 Class A
02/15/2029	4.800%	1,887,461	2,066,995
American Airlines Pass-Through Trust
Series 2015-2 Class A
09/22/2027	4.000%	1,928,569	1,910,265
Series 2015-2 Class AA
09/22/2027	3.600%	127,930	131,734
Series 2016-1 Class A
07/15/2029	4.100%	1,250,219	1,245,407
Series 2016-2 Class AA
06/15/2028	3.200%	816,119	824,074
Series 2016-3
10/15/2028	3.250%	608,843	588,288
Series 2017-1 Class A
02/15/2029	4.000%	318,750	319,052

20	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2 Class A
04/15/2031	3.600%	582,801	568,857
Series 2017-2 Class AA
10/15/2029	3.350%	147,524	150,256
British Airways Pass-Through Trust(a)
Series 2020-1A
11/15/2032	4.250%	347,958	372,315
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	580,545	589,123
10/29/2024	4.000%	1,574,526	1,637,580
Series 2012-1 Class A
04/11/2024	4.150%	552,559	576,942
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	6,346,391	6,248,813
06/10/2028	2.500%	1,129,774	1,128,717
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	795,000	833,015
10/20/2028	4.750%	1,208,000	1,324,070
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	690,000	736,784
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,899,644
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	910,942	959,719
06/03/2025	4.625%	2,363,313	2,357,409
United Airlines Pass-Through Trust
Series 2014-1 Class A
04/11/2026	4.000%	501,158	524,390
Series 2016-2 Class A
04/07/2030	3.100%	824,037	813,186
Series 2019-2 Class A
05/01/2028	2.900%	316,228	305,082
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	166,504	175,663
10/15/2027	5.875%	46,972	51,276
Series 2016-1 Class AA
07/07/2028	3.100%	2,483,569	2,570,509
Total			30,909,165
Apartment REIT 0.0%
American Homes 4 Rent LP
07/15/2031	2.375%	683,000	671,864
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,208,000	1,195,344
Mid-America Apartments LP
09/15/2051	2.875%	780,000	775,347
Total			2,642,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.0%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,703,103
Allison Transmission. Inc.(a)
01/30/2031	3.750%	2,990,000	2,860,918
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,250,000	2,303,298
04/01/2027	6.500%	900,000	934,479
10/01/2029	5.000%	300,000	284,606
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,495,968
09/10/2024	2.150%	1,250,000	1,283,700
Aptiv PLC
12/01/2051	3.100%	5,715,000	5,544,853
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	141,504
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,814,827
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.056%	2,000,000	2,003,061
Daimler Finance North America LLC(a)
03/10/2025	2.125%	1,275,000	1,302,204
Dana, Inc.
11/15/2027	5.375%	685,000	715,590
06/15/2028	5.625%	2,600,000	2,742,389
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	4,005,080
Ford Motor Co.
01/15/2043	4.750%	2,600,000	2,782,272
Ford Motor Credit Co. LLC
01/07/2022	5.596%	1,535,000	1,541,539
01/09/2022	3.219%	3,800,000	3,807,303
03/28/2022	3.339%	503,000	504,886
08/03/2022	2.979%	5,095,000	5,138,049
11/01/2022	3.350%	6,065,000	6,135,761
01/09/2024	3.810%	2,585,000	2,653,017
05/03/2029	5.113%	1,040,000	1,152,997
11/13/2030	4.000%	1,500,000	1,573,381
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.270% 03/28/2022	1.402%	1,000,000	999,277
3-month USD LIBOR + 1.080% 08/03/2022	1.221%	880,000	879,429
General Motors Co.
10/01/2025	6.125%	549,000	632,875
10/01/2027	6.800%	1,850,000	2,265,082
04/01/2035	5.000%	5,365,000	6,366,198
04/01/2038	5.150%	1,550,000	1,865,903
10/02/2043	6.250%	750,000	1,023,520

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2045	5.200%	1,500,000	1,858,489
04/01/2048	5.400%	495,000	635,075
General Motors Financial Co., Inc.
04/10/2022	3.450%	570,000	573,175
06/30/2022	3.150%	995,000	1,007,715
07/08/2022	3.550%	1,000,000	1,017,278
10/15/2024	1.200%	4,650,000	4,621,648
07/13/2025	4.300%	1,060,000	1,145,596
03/01/2026	5.250%	2,345,000	2,638,375
06/21/2030	3.600%	1,710,000	1,817,793
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	537,989
06/08/2025	3.350%	2,260,000	2,376,215
Hyundai Capital America(a)
06/14/2024	0.875%	2,480,000	2,447,506
11/02/2026	3.500%	2,335,000	2,481,429
09/15/2028	2.100%	1,460,000	1,419,258
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,400,041
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,167,497
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	1,520,000	1,641,029
09/17/2030	4.810%	1,493,000	1,668,399
Toyota Motor Credit Corp.
08/13/2027	1.150%	1,031,000	998,759
04/06/2028	1.900%	5,720,000	5,737,242
02/13/2030	2.150%	750,000	757,968
Volkswagen Group of America Finance LLC(a)
05/13/2025	3.350%	1,685,000	1,778,003
Total			110,183,548
Banking 9.2%
Ally Financial, Inc.
10/02/2023	1.450%	5,300,000	5,323,935
American Express Co.
11/04/2026	1.650%	10,380,000	10,375,634
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	6,235,000	6,330,128
ANZ New Zealand Internationall Ltd.(a)
06/22/2026	1.250%	721,000	707,998
Banco Bilbao Vizcaya Argentaria SA
09/18/2023	0.875%	5,400,000	5,397,721
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,050,000	1,132,890
Banco Santander SA(a)
11/09/2022	4.125%	150,000	154,003
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
02/23/2023	3.125%	800,000	822,053
05/28/2025	2.746%	1,000,000	1,035,955
03/25/2026	1.849%	2,000,000	1,993,455
03/25/2031	2.958%	400,000	406,614
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	1.241%	1,400,000	1,415,013
Banco Santander SA(k)
Subordinated
11/22/2032	3.225%	1,000,000	994,396
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,068,566
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,059,723
Subordinated
01/22/2025	4.000%	795,000	850,354
04/21/2025	3.950%	2,500,000	2,683,974
03/03/2026	4.450%	2,000,000	2,201,913
Bank of America Corp.(k)
12/20/2023	3.004%	1,294,000	1,323,395
03/05/2024	3.550%	6,318,000	6,522,846
03/15/2025	3.458%	2,610,000	2,734,839
07/22/2027	1.734%	13,410,000	13,291,303
03/05/2029	3.970%	2,240,000	2,462,862
06/14/2029	2.087%	14,755,000	14,554,383
02/07/2030	3.974%	3,850,000	4,255,301
04/29/2031	2.592%	2,883,000	2,913,181
07/23/2031	1.898%	640,000	612,252
10/24/2031	1.922%	1,000,000	954,763
04/22/2032	2.687%	2,815,000	2,853,785
10/20/2032	2.572%	1,982,000	1,993,608
06/19/2041	2.676%	4,133,000	4,005,982
03/15/2050	4.330%	1,500,000	1,880,949
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	4,013,550
Bank of Ireland Group PLC(a),(k)
09/30/2027	2.029%	3,840,000	3,791,852
Bank of Montreal
05/01/2025	1.850%	1,135,000	1,154,687
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	1,068,000	1,146,282
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,020,225
08/16/2023	2.200%	3,185,000	3,260,327
04/24/2025	1.600%	3,885,000	3,925,954
Bank of New Zealand(a)
02/21/2025	2.000%	4,510,000	4,601,283
Bank of Nova Scotia (The)
05/01/2023	1.625%	8,550,000	8,664,614

22	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(k)
12/31/2049	4.900%	1,130,000	1,197,748
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,335,896
11/21/2024	2.375%	5,255,000	5,412,782
10/04/2026	1.604%	776,000	769,481
Barclays PLC(k)
02/15/2023	4.610%	4,300,000	4,333,243
05/07/2025	3.932%	6,190,000	6,538,661
06/24/2031	2.645%	3,175,000	3,164,979
03/10/2032	2.667%	12,020,000	11,903,605
11/24/2032	2.894%	8,000,000	8,034,192
Subordinated
09/23/2035	3.564%	902,000	928,128
Barclays PLC
03/16/2025	3.650%	270,000	286,668
Subordinated
05/09/2028	4.836%	995,000	1,097,565
BB&T Corp.
06/20/2022	3.050%	3,365,000	3,407,095
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	924,589
01/09/2025	3.375%	1,235,000	1,301,993
BNP Paribas SA(a),(k)
11/19/2025	2.819%	2,480,000	2,559,144
06/09/2026	2.219%	8,868,000	9,006,688
01/13/2027	1.323%	580,000	565,123
09/30/2028	1.904%	3,535,000	3,471,981
09/15/2029	2.159%	3,900,000	3,825,348
04/19/2032	2.871%	3,775,000	3,828,322
Subordinated
08/12/2035	2.588%	628,000	604,584
BPCE SA(a)
01/11/2028	3.250%	460,000	492,585
10/01/2029	2.700%	2,350,000	2,429,480
Subordinated
10/22/2023	5.700%	545,000	589,452
07/11/2024	4.625%	4,200,000	4,509,437
07/21/2024	5.150%	3,578,000	3,896,154
BPCE SA(a),(k)
01/20/2032	2.277%	1,135,000	1,091,986
Subordinated
10/19/2032	3.116%	1,010,000	1,012,833
10/19/2042	3.582%	665,000	683,573
Canadian Imperial Bank of Commerce(k)
07/22/2023	2.606%	2,317,000	2,346,259
Canadian Imperial Bank of Commerce
10/18/2024	1.000%	9,445,000	9,363,058
01/28/2025	2.250%	3,235,000	3,324,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Financial Corp.
05/11/2027	3.650%	265,000	286,237
Capital One Financial Corp.(k)
11/02/2027	1.878%	1,390,000	1,382,867
11/02/2032	2.618%	6,910,000	6,890,322
Subordinated
07/29/2032	2.359%	3,150,000	3,007,051
Citigroup, Inc.(k)
05/01/2025	0.981%	1,410,000	1,400,141
04/08/2026	3.106%	4,210,000	4,422,814
06/09/2027	1.462%	7,132,000	6,995,741
11/05/2030	2.976%	3,020,000	3,147,661
01/29/2031	2.666%	5,550,000	5,648,877
05/01/2032	2.561%	5,013,000	5,050,469
11/03/2032	2.520%	2,935,000	2,935,367
12/31/2049	4.700%	10,225,000	10,213,255
12/31/2049	5.000%	1,100,000	1,124,540
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,395,551
Subordinated
06/10/2025	4.400%	4,250,000	4,622,068
09/13/2025	5.500%	1,500,000	1,697,131
05/18/2046	4.750%	395,000	499,010
Comerica Bank
07/23/2024	2.500%	3,995,000	4,141,047
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,349,256
Commonwealth Bank of Australia(a)
09/15/2031	1.875%	4,335,000	4,238,402
Subordinated
03/11/2031	2.688%	769,000	761,130
09/12/2039	3.743%	435,000	472,255
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,688,434
Subordinated
11/09/2022	3.950%	424,000	436,106
12/01/2023	4.625%	600,000	640,711
08/04/2025	4.375%	1,506,000	1,644,768
Cooperatieve Rabobank UA(a),(k)
06/24/2026	1.339%	970,000	961,198
09/24/2026	1.004%	920,000	899,481
02/24/2027	1.106%	2,500,000	2,436,701
Credit Agricole SA(a)
04/24/2023	3.750%	530,000	551,876
Credit Agricole SA(a),(k)
06/16/2026	1.907%	5,925,000	5,958,720
Credit Suisse AG
08/07/2026	1.250%	3,315,000	3,234,040

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group AG
05/05/2023	1.000%	893,000	896,246
Credit Suisse Group AG(a),(k)
12/14/2023	2.997%	6,707,000	6,838,380
09/11/2025	2.593%	305,000	311,862
06/05/2026	2.193%	9,148,000	9,228,163
02/02/2027	1.305%	4,520,000	4,373,195
05/14/2032	3.091%	9,340,000	9,472,218
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,005,000	1,098,372
Subordinated
08/08/2023	6.500%	1,030,000	1,116,252
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	750,000	768,289
06/09/2023	3.800%	4,890,000	5,091,774
Danske Bank A/S(a)
01/12/2022	5.000%	2,000,000	2,009,754
09/12/2023	3.875%	1,350,000	1,411,848
Danske Bank A/S(a),(k)
09/10/2025	0.976%	5,665,000	5,594,890
12/20/2025	3.244%	380,000	396,057
09/11/2026	1.621%	1,245,000	1,231,456
Deutsche Bank AG
02/14/2022	5.000%	6,300,000	6,350,286
11/08/2023	0.962%	3,155,000	3,145,816
Deutsche Bank AG(k)
04/01/2025	1.447%	575,000	572,716
11/26/2025	3.961%	2,920,000	3,104,929
11/16/2027	2.311%	5,800,000	5,792,418
Subordinated
01/14/2032	3.729%	2,000,000	2,037,379
Discover Bank
08/08/2023	4.200%	5,500,000	5,794,076
03/13/2026	4.250%	789,000	867,548
Discover Financial Services
04/27/2022	5.200%	6,123,000	6,236,133
11/21/2022	3.850%	1,000,000	1,029,498
11/06/2024	3.950%	1,495,000	1,595,663
DNB Bank ASA(a)
12/02/2022	2.150%	625,000	635,495
DNB Bank ASA(a),(k)
09/16/2026	1.127%	5,265,000	5,168,136
03/30/2028	1.605%	4,415,000	4,334,100
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	1,983,000	2,023,236
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,610,924
Global Bank Corp.(a),(k)
04/16/2029	5.250%	400,000	414,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	0.914%	1,402,000	1,408,855
Goldman Sachs Group, Inc. (The)(k)
09/29/2025	3.272%	1,160,000	1,217,014
12/09/2026	1.093%	5,970,000	5,809,434
03/09/2027	1.431%	12,030,000	11,798,762
09/10/2027	1.542%	1,318,000	1,290,700
10/21/2027	1.948%	4,265,000	4,254,796
04/22/2032	2.615%	12,585,000	12,609,560
07/21/2032	2.383%	3,715,000	3,652,499
07/21/2042	2.908%	664,000	662,381
12/31/2049	3.650%	2,135,000	2,058,303
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,855,000	3,063,620
Subordinated
10/21/2025	4.250%	1,344,000	1,462,751
05/22/2045	5.150%	2,410,000	3,150,649
HSBC Holdings PLC(k)
03/11/2025	3.803%	573,000	603,524
05/24/2025	0.976%	3,444,000	3,402,629
11/07/2025	2.633%	1,768,000	1,818,019
04/18/2026	1.645%	604,000	601,016
06/04/2026	2.099%	1,379,000	1,389,843
05/24/2027	1.589%	4,612,000	4,509,375
11/22/2027	2.251%	1,950,000	1,952,785
03/13/2028	4.041%	1,150,000	1,244,635
09/22/2028	2.013%	8,035,000	7,851,079
08/17/2029	2.206%	10,830,000	10,603,855
05/22/2030	3.973%	1,243,000	1,356,495
11/22/2032	2.871%	7,945,000	7,970,512
Junior Subordinated
12/31/2049	6.000%	877,000	935,461
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,740,585
Intesa Sanpaolo SpA(a)
Subordinated
06/01/2032	4.198%	1,100,000	1,101,725
Itaú Unibanco Holding SA(a)
01/24/2025	3.250%	650,000	653,356
JPMorgan Chase & Co.(k)
04/01/2023	3.207%	4,085,000	4,120,443
04/23/2024	3.559%	6,540,000	6,783,036
07/23/2024	3.797%	2,675,000	2,795,374
06/23/2025	0.969%	7,165,000	7,098,401
04/22/2026	2.083%	2,695,000	2,740,845
02/04/2027	1.040%	835,000	809,695
04/22/2027	1.578%	7,535,000	7,448,156
09/22/2027	1.470%	1,940,000	1,904,489
01/23/2029	3.509%	13,570,000	14,580,916
04/23/2029	4.005%	3,180,000	3,514,122
06/01/2029	2.069%	8,428,000	8,331,357
12/05/2029	4.452%	1,193,000	1,356,508

24	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/04/2032	1.953%	1,941,000	1,862,242
04/22/2032	2.580%	5,436,000	5,482,429
11/08/2032	2.545%	10,128,000	10,190,103
11/19/2041	2.525%	1,018,000	968,532
04/22/2042	3.157%	2,574,000	2,688,047
11/15/2048	3.964%	3,090,000	3,673,748
12/31/2049	4.000%	4,500,000	4,433,772
12/31/2049	4.600%	7,625,000	7,654,091
12/31/2049	5.000%	1,290,000	1,316,304
04/22/2052	3.328%	991,000	1,079,337
JPMorgan Chase & Co.
07/15/2025	3.900%	4,000,000	4,325,887
Subordinated
05/01/2023	3.375%	1,000,000	1,035,739
09/10/2024	3.875%	8,940,000	9,543,360
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 3.800% 12/31/2049	3.932%	5,905,000	5,910,829
Kookmin Bank(a)
Subordinated
11/04/2030	2.500%	550,000	545,466
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	3,092,284
03/12/2024	3.900%	2,600,000	2,757,463
03/22/2028	4.375%	1,975,000	2,227,426
Subordinated
11/04/2024	4.500%	5,560,000	6,012,955
Lloyds Banking Group PLC(k)
11/07/2023	2.907%	9,023,000	9,190,219
02/05/2026	2.438%	695,000	712,757
05/11/2027	1.627%	1,175,000	1,157,328
Macquarie Group Ltd.(a),(k)
10/14/2025	1.201%	1,295,000	1,284,266
06/23/2032	2.691%	4,645,000	4,628,443
01/14/2033	2.871%	5,085,000	5,094,916
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	2,000,000	2,047,376
07/17/2025	1.412%	1,684,000	1,677,059
09/13/2026	2.757%	255,000	266,226
Mitsubishi UFJ Financial Group, Inc.(k)
07/20/2027	1.538%	955,000	941,206
Mizuho Financial Group, Inc.(k)
07/10/2024	1.241%	1,250,000	1,255,434
09/11/2024	3.922%	2,668,000	2,802,981
05/25/2026	2.226%	797,000	810,266
Mizuho Financial Group, Inc.(a)
04/12/2026	3.477%	225,000	241,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(k)
05/30/2025	0.790%	14,802,000	14,581,436
10/21/2025	1.164%	2,030,000	2,013,548
04/28/2026	2.188%	860,000	877,821
05/04/2027	1.593%	5,707,000	5,640,335
07/20/2027	1.512%	998,000	979,870
07/22/2028	3.591%	7,245,000	7,801,520
01/24/2029	3.772%	4,315,000	4,702,064
01/23/2030	4.431%	2,885,000	3,292,473
04/01/2031	3.622%	775,000	846,735
02/13/2032	1.794%	1,721,000	1,630,046
04/28/2032	1.928%	1,000,000	956,501
07/21/2032	2.239%	10,756,000	10,540,473
10/20/2032	2.511%	3,118,000	3,125,225
04/22/2039	4.457%	310,000	376,610
Morgan Stanley
07/23/2025	4.000%	1,725,000	1,871,443
01/27/2026	3.875%	6,665,000	7,237,220
Morgan Stanley(b)
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	3.734%	5,000,000	5,010,563
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,170,000	1,126,486
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	1,175,000	1,258,708
Nationwide Building Society(a),(k)
04/26/2023	3.622%	1,540,000	1,557,289
03/08/2024	3.766%	3,370,000	3,486,530
08/01/2024	4.363%	4,595,000	4,835,715
Nationwide Building Society(a)
10/13/2026	1.500%	1,070,000	1,053,731
NatWest Group PLC(k)
06/25/2024	4.519%	962,000	1,012,073
Subordinated
11/28/2035	3.032%	895,000	886,801
NatWest Markets PLC(a)
09/29/2022	3.625%	3,020,000	3,096,192
08/12/2024	0.800%	2,720,000	2,682,105
09/29/2026	1.600%	5,570,000	5,489,097
Nordea Bank Abp(a)
09/30/2026	1.500%	7,925,000	7,796,633
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	1,345,000	1,425,770
Oversea-Chinese Banking Corp., Ltd.(a),(k)
Subordinated
09/10/2030	1.832%	535,000	533,100

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada
07/29/2024	0.650%	780,000	770,198
06/10/2025	1.150%	8,890,000	8,815,971
11/03/2031	2.300%	7,544,000	7,587,774
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,105,000	2,201,577
Royal Bank of Scotland Group PLC(k)
03/22/2025	4.269%	8,215,000	8,733,243
05/22/2028	3.073%	706,000	735,068
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	4,334,891
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%	7,820,000	8,360,858
03/15/2025	1.089%	5,545,000	5,498,756
06/14/2027	1.673%	1,185,000	1,162,801
11/03/2028	3.823%	305,000	327,770
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,338,595
01/22/2025	2.625%	445,000	457,744
07/08/2025	1.375%	3,095,000	3,074,154
Societe Generale SA(a),(k)
06/09/2027	1.792%	7,604,000	7,456,870
Standard Chartered PLC(a),(k)
11/23/2025	1.822%	5,660,000	5,668,177
01/30/2026	2.819%	3,210,000	3,299,073
01/14/2027	1.456%	712,000	689,839
06/29/2032	2.678%	2,350,000	2,311,556
Subordinated
02/18/2036	3.265%	1,545,000	1,525,094
State Street Corp.(k)
03/30/2026	2.901%	1,880,000	1,982,151
11/18/2027	1.684%	3,965,000	3,977,881
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,744,199
09/27/2024	2.448%	745,000	769,115
09/17/2028	1.902%	9,165,000	8,974,335
Sumitomo Mitsui Trust Bank Ltd.(a)
03/25/2024	0.850%	5,715,000	5,680,818
09/12/2025	1.050%	829,000	814,811
Svenska Handelsbanken AB(a),(k)
06/11/2027	1.418%	932,000	917,288
Swedbank AB(a)
11/16/2026	1.538%	5,650,000	5,629,984
Toronto-Dominion Bank (The)
09/10/2026	1.250%	4,995,000	4,908,800
Truist Financial Corp.(k)
03/02/2027	1.267%	1,135,000	1,114,807
06/07/2029	1.887%	4,628,000	4,562,599
12/31/2049	5.100%	852,000	946,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.
08/03/2027	1.125%	762,000	733,277
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,197,754
UBS AG(a)
04/21/2022	1.750%	8,550,000	8,586,537
08/09/2024	0.700%	4,485,000	4,438,272
UBS Group AG(a),(k)
07/30/2024	1.008%	990,000	990,150
01/30/2027	1.364%	912,000	894,637
02/11/2032	2.095%	1,457,000	1,410,765
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,652,774
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,158,385
UniCredit SpA(a),(k)
09/22/2026	2.569%	5,195,000	5,203,675
US Bancorp(k)
Subordinated
11/03/2036	2.491%	5,520,000	5,492,031
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,636,106
Subordinated
12/07/2046	4.750%	360,000	453,077
Wells Fargo & Co.(k)
06/02/2024	1.654%	2,215,000	2,238,607
10/30/2025	2.406%	1,260,000	1,293,453
02/11/2026	2.164%	2,882,000	2,939,186
04/30/2026	2.188%	2,313,000	2,362,809
05/22/2028	3.584%	1,700,000	1,828,550
06/02/2028	2.393%	9,880,000	10,018,213
02/11/2031	2.572%	6,775,000	6,874,227
04/30/2041	3.068%	5,252,000	5,401,085
Westpac Banking Corp.
11/20/2028	1.953%	8,083,000	8,045,843
Subordinated
11/16/2040	2.963%	1,057,000	1,048,538
Westpac Banking Corp.(k)
Subordinated
11/18/2036	3.020%	1,395,000	1,386,516
Total			1,021,762,750
Brokerage/Asset Managers/Exchanges 0.5%
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	667,000	647,498
01/30/2032	2.000%	1,790,000	1,735,010
08/05/2051	2.850%	1,383,000	1,364,715

26	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Private Credit Fund(a)
12/15/2026	2.625%	12,805,000	12,452,268
03/15/2027	3.250%	5,665,000	5,665,012
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,106,302
Charles Schwab Corp. (The)(k)
12/31/2049	5.375%	3,641,000	3,933,900
CI Financial Corp.
06/15/2051	4.100%	845,000	942,630
Depository Trust & Clearing Corp. (The)(a),(k)
12/31/2049	3.375%	673,000	673,236
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	2,091,974
Intercontinental Exchange, Inc.
09/15/2040	2.650%	804,000	773,074
Jefferies Group LLC
01/20/2043	6.500%	600,000	842,654
Jefferies Group LLC/Capital Finance, Inc.
10/15/2031	2.625%	7,915,000	7,773,600
Nomura Holdings, Inc.
07/14/2031	2.608%	1,100,000	1,086,020
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	7,945,000	8,509,070
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	2,310,243
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	4,150,922
Total			56,058,128
Building Materials 0.2%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	1,845,000	1,959,888
02/01/2032	4.250%	965,000	970,484
Cemex SAB de CV(a)
09/17/2030	5.200%	1,050,000	1,106,120
Cemex SAB de CV(a),(k)
Subordinated
12/31/2049	5.125%	625,000	634,686
Eagle Materials, Inc.
07/01/2031	2.500%	1,710,000	1,691,413
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,409,947
Standard Industries, Inc.(a)
07/15/2030	4.375%	2,395,000	2,356,947
01/15/2031	3.375%	840,000	774,154
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	2,385,000	2,485,005
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vulcan Materials Co.
06/15/2047	4.500%	1,480,000	1,859,826
Total			17,248,470
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	125,000	132,344
02/01/2031	4.250%	1,725,000	1,702,123
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,125,000	1,082,566
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,101,178
07/23/2025	4.908%	988,000	1,090,269
01/15/2029	2.250%	639,000	621,225
10/23/2035	6.384%	1,775,000	2,301,074
03/01/2042	3.500%	895,000	866,163
10/23/2045	6.484%	4,170,000	5,682,503
03/01/2050	4.800%	1,800,000	2,028,455
04/01/2051	3.700%	2,305,000	2,245,743
06/01/2052	3.900%	4,082,000	4,112,606
04/01/2061	3.850%	1,165,000	1,114,091
Comcast Corp.
10/15/2025	3.950%	3,212,000	3,506,761
02/01/2030	2.650%	750,000	773,848
03/01/2048	4.000%	1,460,000	1,697,224
02/01/2050	3.450%	1,900,000	2,052,091
Cox Communications, Inc.(a)
08/15/2024	3.150%	780,000	816,329
06/15/2031	2.600%	1,440,000	1,445,401
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,647,717
02/01/2028	5.375%	1,193,000	1,226,142
04/01/2028	7.500%	300,000	319,159
01/15/2030	5.750%	2,450,000	2,401,927
11/15/2031	4.500%	1,500,000	1,451,207
11/15/2031	5.000%	5,000,000	4,686,196
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	2,027,200
07/01/2026	7.750%	2,039,000	2,095,401
06/01/2029	5.125%	1,400,000	1,230,619
Intelsat Jackson Holdings SA(m)
08/01/2023	0.000%	2,500,000	1,223,515
Intelsat Jackson Holdings SA(a),(m)
10/15/2024	0.000%	832,000	419,894
07/15/2025	0.000%	6,033,000	3,017,979
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	2,410,000	2,559,873
Time Warner Cable LLC
05/01/2037	6.550%	235,000	314,800
09/01/2041	5.500%	5,371,000	6,584,891

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viasat, Inc.(a)
04/15/2027	5.625%	2,330,000	2,380,894
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,000,000	2,078,781
Total			73,038,189
Chemicals 0.5%
Alpek SAB de CV(a)
02/25/2031	3.250%	400,000	391,680
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	403,096
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,960,704
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	103,550
Celanese US Holdings LLC
08/05/2026	1.400%	1,000,000	975,746
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,756,555
06/01/2043	4.950%	1,700,000	2,048,867
Dow Chemical Co. (The)
10/01/2034	4.250%	898,000	1,042,456
11/15/2042	4.375%	473,000	567,102
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	3,031,924
Ecolab, Inc.(a)
08/18/2055	2.750%	4,205,000	4,239,394
Element Solutions, Inc.(a)
09/01/2028	3.875%	2,605,000	2,577,553
FMC Corp.
10/01/2049	4.500%	340,000	416,494
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	763,645
Huntsman International LLC
06/15/2031	2.950%	2,375,000	2,424,925
Ingevity Corp.(a)
11/01/2028	3.875%	2,595,000	2,486,434
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	4,349,218
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	2,473,046
04/01/2051	3.625%	4,950,000	5,312,078
LyondellBasell Industries NV
04/15/2024	5.750%	1,250,000	1,368,189
Mosaic Co. (The)
11/15/2033	5.450%	1,475,000	1,845,533
11/15/2043	5.625%	985,000	1,327,074
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCI NV(a)
10/15/2025	4.625%	2,251,000	2,307,470
PPG Industries, Inc.
03/15/2026	1.200%	1,008,000	987,249
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,847,117
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	620,347
Sherwin-Williams Co. (The)
03/15/2052	2.900%	4,340,000	4,255,120
TPC Group Inc.(a)
08/01/2024	10.875%	246,422	264,722
TPC Group, Inc.(a)
08/01/2024	10.500%	1,000,000	699,366
Total			57,846,654
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,379,000	6,203,868
John Deere Capital Corp.
10/13/2026	1.300%	2,550,000	2,523,599
United Rentals North America, Inc.
05/15/2027	5.500%	1,078,000	1,121,392
01/15/2028	4.875%	1,230,000	1,287,851
01/15/2030	5.250%	3,000,000	3,237,702
07/15/2030	4.000%	1,280,000	1,304,411
02/15/2031	3.875%	2,875,000	2,886,204
Total			18,565,027
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,325,000	1,289,293
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	1,000,000	1,028,776
06/01/2029	6.000%	1,300,000	1,235,280
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,846,529
06/01/2028	4.625%	990,000	955,962
ANGI Group LLC(a)
08/15/2028	3.875%	2,600,000	2,472,544
CBRE Services, Inc.
04/01/2031	2.500%	1,052,000	1,053,881
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,239,576
Total			11,121,841

28	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%	2,265,000	2,265,082
Hasbro, Inc.
11/19/2024	3.000%	1,292,000	1,350,101
11/19/2026	3.550%	1,025,000	1,101,410
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	700,915
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,446,789
Prestige Brands, Inc.(a)
04/01/2031	3.750%	2,750,000	2,634,539
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	240,995
Scotts Miracle-Gro Co. (The)(a)
04/01/2031	4.000%	2,745,000	2,670,924
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,750,000	2,661,006
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,135,000	1,127,650
Unilever Capital Corp.
08/12/2051	2.625%	655,000	662,178
Valvoline, Inc.(a)
06/15/2031	3.625%	2,460,000	2,361,993
Total			22,223,582
Diversified Manufacturing 0.4%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	1,040,019
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,709,779
EnerSys(a)
04/30/2023	5.000%	200,000	206,618
GE Capital Funding LLC
05/15/2027	4.050%	3,130,000	3,492,825
05/15/2030	4.400%	4,036,000	4,799,359
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	750,000	810,832
11/15/2035	4.418%	6,776,000	8,193,353
General Electric Co.
05/01/2030	3.625%	198,000	223,281
03/15/2032	6.750%	655,000	909,826
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	0.636%	5,380,000	4,700,588
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/16/2031	2.000%	2,960,000	2,860,253
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kennametal, Inc.
06/15/2028	4.625%	1,370,000	1,541,829
Leggett & Platt, Inc.
11/15/2051	3.500%	4,960,000	5,088,699
Roper Technologies, Inc.
09/15/2027	1.400%	595,000	577,305
Timken Co. (The)
12/15/2028	4.500%	3,685,000	4,123,237
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,657,062
WW Grainger, Inc.
02/15/2025	1.850%	2,525,000	2,571,126
Total			45,505,991
Electric 2.8%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,864,000	1,995,359
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,854,968
AEP Texas, Inc.
01/15/2050	3.450%	1,000,000	1,056,892
AEP Transmission Co. LLC
12/01/2047	3.750%	2,150,000	2,474,703
08/15/2051	2.750%	1,810,000	1,763,418
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,862,995
AES Corp. (The)
01/15/2026	1.375%	687,000	667,570
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,051,753
10/01/2049	3.450%	715,000	779,304
03/15/2052	3.000%	5,675,000	5,800,407
Alfa Desarrollo SpA(a)
09/27/2051	4.550%	1,375,000	1,308,769
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,508,000	2,605,540
06/15/2028	4.250%	5,250,000	5,870,402
Ameren Corp.
02/15/2026	3.650%	590,000	633,108
03/15/2028	1.750%	2,740,000	2,669,281
American Electric Power Co., Inc.
03/01/2050	3.250%	856,000	868,817
American Electric Power Co., Inc.(k)
02/15/2062	3.875%	6,785,000	6,764,096
American Transmission Systems, Inc.(a),(c)
01/15/2032	2.650%	5,370,000	5,434,861
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	777,000	1,007,312

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
04/01/2031	2.700%	720,000	736,983
05/01/2050	3.700%	471,000	521,829
Arizona Public Service Co.
12/15/2031	2.200%	1,140,000	1,112,958
08/15/2048	4.200%	605,000	716,130
Avangrid, Inc.
04/15/2025	3.200%	1,675,000	1,767,487
06/01/2029	3.800%	3,190,000	3,513,398
Baltimore Gas & Electric Co.
09/15/2049	3.200%	730,000	775,453
Baltimore Gas and Electric Co.
06/15/2031	2.250%	917,000	921,673
Berkshire Hathaway Energy Co.
05/15/2031	1.650%	956,000	911,750
Black Hills Corp.
11/30/2023	4.250%	297,000	313,852
10/15/2029	3.050%	615,000	648,125
06/15/2030	2.500%	854,000	851,827
05/01/2033	4.350%	303,000	347,265
Calpine Corp.(a)
02/15/2028	4.500%	2,500,000	2,486,911
03/15/2028	5.125%	575,000	570,274
02/01/2029	4.625%	2,000,000	1,915,501
02/01/2031	5.000%	4,045,000	3,892,839
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,578,140
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,725,534
CMS Energy Corp.
02/15/2027	2.950%	80,000	83,874
CMS Energy Corp.(k)
06/01/2050	4.750%	2,609,000	2,843,658
12/01/2050	3.750%	830,000	816,033
Commonwealth Edison Co.
08/15/2047	3.750%	434,000	513,127
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	224,581
06/15/2046	3.850%	1,310,000	1,467,717
06/15/2047	3.875%	1,640,000	1,845,222
12/01/2054	4.625%	399,000	506,453
11/15/2057	4.000%	577,000	672,880
Consolidated Edison Co. of New York, Inc.(c)
12/01/2051	3.200%	2,755,000	2,809,354
Dominion Energy South Carolina, Inc.
12/01/2031	2.300%	770,000	774,899
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	786,471
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,828,607
Dominion Energy, Inc.(k)
12/31/2049	4.650%	6,325,000	6,598,766
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,512,489
DTE Energy Co.
10/01/2024	2.529%	2,165,000	2,240,760
06/01/2025	1.050%	2,260,000	2,226,902
10/01/2026	2.850%	10,155,000	10,632,692
Duke Energy Carolinas LLC
04/15/2031	2.550%	384,000	392,970
09/30/2042	4.000%	980,000	1,136,339
03/15/2046	3.875%	159,000	183,573
Duke Energy Corp.
04/15/2024	3.750%	3,500,000	3,687,806
09/15/2025	0.900%	1,805,000	1,759,173
09/01/2026	2.650%	4,710,000	4,885,542
06/15/2031	2.550%	1,500,000	1,493,728
Duke Energy Corp.(k)
12/31/2049	4.875%	625,000	649,559
Duke Energy Florida LLC(c)
12/15/2031	2.400%	1,280,000	1,290,764
Duke Energy Indiana LLC
10/01/2049	3.250%	317,000	338,211
Duke Energy Ohio, Inc.
06/01/2030	2.125%	446,000	441,789
06/15/2046	3.700%	3,165,000	3,625,686
Duke Energy Progress LLC
05/15/2042	4.100%	1,923,000	2,239,343
03/15/2043	4.100%	955,000	1,124,159
03/30/2044	4.375%	770,000	938,999
08/15/2045	4.200%	341,000	413,155
10/15/2046	3.700%	330,000	379,112
09/15/2047	3.600%	940,000	1,061,953
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	583,000	576,429
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,566,946
Entergy Arkansas LLC
06/15/2051	2.650%	225,000	215,184
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,670,149
06/15/2030	2.800%	439,000	448,838
06/15/2031	2.400%	1,008,000	994,107
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,567,198
03/15/2051	2.900%	475,000	476,552

30	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Mississippi LLC
06/01/2049	3.850%	1,250,000	1,468,305
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,654,337
03/30/2029	4.000%	362,000	402,863
Evergy Metro, Inc.
06/01/2030	2.250%	594,000	596,090
Eversource Energy
08/15/2025	0.800%	687,000	668,463
08/15/2026	1.400%	780,000	767,554
Exelon Corp.
04/15/2030	4.050%	85,000	95,528
04/15/2046	4.450%	1,050,000	1,303,400
04/15/2050	4.700%	130,000	167,681
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,647,362
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	3,260,458
Florida Power & Light Co.
12/04/2051	2.875%	972,000	1,004,994
Fortis, Inc.
10/04/2026	3.055%	477,000	498,586
Georgia Power Co.
09/15/2024	2.200%	880,000	901,046
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,591,479
Idaho Power Co.
03/01/2048	4.200%	525,000	658,005
Indiana Michigan Power Co.
05/01/2051	3.250%	1,409,000	1,523,531
Inkia Energy Ltd.(a)
11/09/2027	5.875%	1,675,000	1,701,946
Interstate Power and Light Co.
11/30/2051	3.100%	6,370,000	6,505,402
Interstate Power and Light, Co.
12/01/2024	3.250%	821,000	865,458
06/01/2030	2.300%	683,000	687,256
IPALCO Enterprises, Inc.
05/01/2030	4.250%	2,000,000	2,211,953
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,706,734
01/15/2026	4.300%	2,000,000	2,181,034
03/01/2032	2.750%	424,000	432,823
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,725,425
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	714,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Utilities Co.
06/01/2050	3.300%	337,000	361,486
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,243,277
Mississippi Power Co.
03/15/2042	4.250%	430,000	506,683
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	550,000	534,695
Monongahela Power Co.(a)
05/15/2027	3.550%	641,000	690,053
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,191,000	2,382,229
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,915,254
03/15/2030	2.400%	1,398,000	1,418,726
06/15/2031	1.650%	930,000	883,438
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,587,000	1,621,573
Subordinated
04/20/2046	5.250%	1,750,000	1,906,545
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	3,486,332
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.430%	3,000,000	2,996,284
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	5,615,000	5,609,992
06/15/2023	3.625%	3,000,000	3,115,754
06/15/2028	1.900%	704,000	695,753
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	564,713
12/02/2027	2.450%	2,420,000	2,400,432
02/15/2029	3.375%	325,000	313,887
06/15/2029	5.250%	2,500,000	2,595,195
02/15/2031	3.625%	940,000	893,388
NRG Energy, Inc.
01/15/2027	6.625%	954,000	986,311
NSTAR Electric Co.
08/15/2031	1.950%	543,000	533,681
Oglethorpe Power Corp.
08/01/2050	3.750%	692,000	773,182
Oncor Electric Delivery Co. LLC(a)
11/15/2051	2.700%	4,440,000	4,408,121
Pacific Gas and Electric Co.(b)
SOFR + 1.150% 11/14/2022	1.200%	680,000	680,212

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2030	4.550%	5,735,000	6,260,331
04/15/2042	4.450%	583,000	607,305
03/15/2045	4.300%	984,000	1,009,770
03/15/2046	4.250%	440,000	454,881
PacifiCorp
03/15/2051	3.300%	680,000	722,117
PECO Energy Co.
10/01/2044	4.150%	290,000	352,641
09/15/2051	2.850%	1,580,000	1,616,255
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,101,074
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	666,000	647,837
08/15/2030	1.600%	586,000	545,935
11/15/2031	2.450%	3,270,000	3,237,504
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	790,634
South Carolina Electric & Gas Co.
05/15/2033	5.300%	701,000	901,184
Southern California Edison Co.
08/01/2023	0.700%	3,275,000	3,260,990
Southern Co. (The)
07/01/2036	4.250%	595,000	676,667
Southern Co. (The)(k)
01/15/2051	4.000%	1,210,000	1,226,520
09/15/2051	3.750%	1,803,000	1,785,191
Southwestern Electric Power Co.
03/15/2026	1.650%	1,137,000	1,132,342
10/01/2026	2.750%	6,450,000	6,717,860
11/01/2051	3.250%	3,845,000	3,871,934
Tampa Electric Co.
05/15/2044	4.350%	450,000	547,689
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,318,676
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,525,959
12/01/2048	4.850%	275,000	363,230
06/15/2050	4.000%	2,690,000	3,185,430
Union Electric Co.
09/15/2042	3.900%	613,000	711,746
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,522,037
03/15/2027	3.500%	1,500,000	1,623,866
09/15/2047	3.800%	1,000,000	1,163,262
Vistra Corp.(a),(k)
12/31/2049	8.000%	4,650,000	4,868,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,597,544
02/15/2027	5.625%	2,950,000	3,030,074
07/31/2027	5.000%	2,000,000	2,025,198
05/01/2029	4.375%	1,125,000	1,103,990
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	924,680
WEC Energy Group, Inc.
10/15/2027	1.375%	1,135,000	1,098,595
Wisconsin Electric Power Co.
06/15/2028	1.700%	706,000	701,180
Wisconsin Public Service Corp.
12/01/2042	3.671%	845,000	959,277
Total			308,367,861
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	673,000	697,339
09/01/2028	3.500%	2,765,000	2,680,438
Republic Services, Inc.
02/15/2031	1.450%	734,000	682,039
02/15/2032	1.750%	630,000	596,035
Waste Connections, Inc.
04/01/2050	3.050%	885,000	907,975
Total			5,563,826
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,305,000	1,320,143
01/16/2024	4.875%	1,856,000	1,984,361
02/15/2024	3.150%	3,225,000	3,335,253
10/01/2025	4.450%	1,889,000	2,048,417
07/21/2027	3.650%	465,000	493,100
10/29/2028	3.000%	11,425,000	11,504,196
01/30/2032	3.300%	963,000	969,598
10/29/2033	3.400%	3,465,000	3,485,047
Air Lease Corp.
02/15/2024	0.700%	2,750,000	2,709,937
03/01/2025	3.250%	2,500,000	2,604,219
08/15/2026	1.875%	2,285,000	2,250,502
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,350,091
Ares Capital Corp.
03/01/2025	4.250%	210,000	222,608
06/15/2028	2.875%	5,140,000	5,118,351
11/15/2031	3.200%	5,655,000	5,540,129
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,391,000	3,503,756
01/30/2024	4.375%	483,000	508,913
12/15/2024	5.500%	1,069,000	1,176,463
09/20/2026	1.950%	654,000	638,705

32	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	383,000	386,540
07/01/2024	3.950%	750,000	787,631
02/15/2025	2.875%	3,181,000	3,255,628
02/21/2026	2.125%	422,000	415,721
04/15/2026	4.250%	1,330,000	1,419,301
11/18/2027	2.528%	2,283,000	2,221,196
02/21/2028	2.750%	1,256,000	1,230,717
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	3,166,210
Barings BDC, Inc.(a)
11/23/2026	3.300%	2,455,000	2,428,596
FS KKR Capital Corp.
10/12/2028	3.125%	5,275,000	5,195,848
Golub Capital BDC, Inc.
08/24/2026	2.500%	6,260,000	6,182,933
Main Street Capital Corp.
05/01/2024	5.200%	1,007,000	1,081,792
07/14/2026	3.000%	8,140,000	8,189,460
Navient Corp.
03/15/2027	5.000%	1,220,000	1,227,284
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	1,135,000	1,183,478
01/15/2027	2.700%	1,103,000	1,093,443
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,116,500
01/15/2026	4.250%	1,370,000	1,444,619
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,105,000	3,218,483
02/15/2024	5.500%	379,000	408,941
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,335,000	1,319,261
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,435,000	1,406,679
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,747,551
Total			103,891,601
Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,492,000	1,794,888
02/01/2046	4.900%	12,360,000	15,696,148
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	1,735,000	1,869,182
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	872,000	1,141,747
04/15/2048	4.600%	1,180,000	1,442,648
01/23/2049	5.550%	2,915,000	4,044,413
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
04/01/2025	5.250%	2,200,000	2,234,664
Bacardi Ltd.(a)
05/15/2038	5.150%	4,315,000	5,354,254
05/15/2048	5.300%	1,060,000	1,412,076
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,764,175
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	4,470,000	4,775,676
Campbell Soup Co.
04/24/2050	3.125%	3,875,000	3,867,983
Cargill Inc.(a)
11/10/2031	2.125%	6,993,000	6,929,983
Cargill, Inc.(a)
05/23/2049	3.875%	1,140,000	1,404,931
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,633,156
Coca-Cola Co. (The)
05/05/2041	2.875%	1,134,000	1,178,200
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	6,200,923
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	671,911
Diageo Capital PLC
04/29/2032	2.125%	173,000	172,766
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,619,837
Hormel Foods Corp.
06/03/2051	3.050%	1,575,000	1,690,728
JBS SA/Food Co./Finance, Inc.(a)
04/15/2029	6.500%	1,400,000	1,534,811
JBS SA/Food Co./Finance, Inc.(a),(c)
05/15/2032	3.000%	8,795,000	8,696,269
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	750,000	756,978
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	3,000,000	3,234,615
JM Smucker Co. (The)
03/15/2032	2.125%	3,220,000	3,117,368
Kraft Heinz Foods Co.
01/26/2039	6.875%	825,000	1,213,529
10/01/2039	4.625%	2,070,000	2,416,335
06/04/2042	5.000%	3,000,000	3,676,077
06/01/2046	4.375%	535,000	619,673
10/01/2049	4.875%	4,985,000	6,207,538
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	2,910,000	2,899,252

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
07/16/2026	0.875%	836,000	811,008
04/01/2039	3.875%	1,080,000	1,260,817
07/16/2040	2.375%	1,000,000	970,088
04/01/2054	4.125%	365,000	465,277
Nestle Holdings, Inc.(a)
09/14/2028	1.500%	1,266,000	1,238,877
PepsiCo, Inc.
10/21/2041	2.625%	712,000	725,581
10/21/2051	2.750%	695,000	720,111
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	3,765,000	3,945,155
03/01/2032	3.500%	890,000	897,279
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,500,000	1,546,336
12/15/2029	5.500%	2,275,000	2,357,061
04/15/2030	4.625%	1,684,000	1,669,394
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,550,000	2,525,620
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,700,330
10/15/2030	3.000%	2,020,000	2,033,466
Viterra Finance BV(a)
04/21/2026	2.000%	1,685,000	1,675,971
Total			126,815,105
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	885,738
Gaming 0.2%
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	740,000	788,560
09/01/2024	3.350%	610,000	636,155
06/01/2025	5.250%	2,079,000	2,291,754
04/15/2026	5.375%	4,615,000	5,115,707
01/15/2029	5.300%	765,000	872,536
01/15/2030	4.000%	1,670,000	1,762,758
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,789,027
International Game Technology PLC(a)
02/15/2025	6.500%	1,775,000	1,925,875
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	1,915,000	2,051,077
MGM Resorts International
05/01/2025	6.750%	1,800,000	1,877,350
09/01/2026	4.625%	188,000	191,331
04/15/2027	5.500%	2,615,000	2,723,729
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
07/01/2025	8.625%	1,400,000	1,493,627
10/15/2025	5.000%	925,000	951,803
VICI Properties LP/Note Co., Inc.(a)
02/15/2027	3.750%	2,000,000	2,049,422
Total			26,520,711
Health Care 1.5%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,865,096
11/30/2046	4.900%	218,000	303,956
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,604,354
Baxter International, Inc.(a),(c)
02/01/2027	1.915%	695,000	695,259
12/01/2028	2.272%	1,375,000	1,382,790
02/01/2032	2.539%	8,987,000	9,066,234
12/01/2051	3.132%	560,000	577,512
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.148%	2,963,000	2,975,348
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	46,928
05/15/2044	4.875%	1,555,000	1,857,245
Cigna Corp.
07/15/2023	3.750%	1,388,000	1,448,456
03/01/2027	3.400%	2,190,000	2,346,374
10/15/2028	4.375%	2,000,000	2,269,191
08/15/2038	4.800%	3,445,000	4,227,550
07/15/2046	4.800%	2,070,000	2,622,211
12/15/2048	4.900%	5,344,000	6,923,213
03/15/2050	3.400%	585,000	612,187
03/15/2051	3.400%	1,215,000	1,287,001
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,982,609
10/01/2030	2.782%	1,485,000	1,526,035
11/01/2042	4.350%	500,000	574,633
CVS Health Corp.
07/20/2025	3.875%	1,007,000	1,085,627
03/25/2028	4.300%	1,017,000	1,144,547
09/15/2031	2.125%	1,135,000	1,108,247
07/20/2035	4.875%	1,000,000	1,223,200
03/25/2038	4.780%	8,749,000	10,689,664
04/01/2040	4.125%	1,970,000	2,259,407
08/21/2040	2.700%	1,033,000	988,833
07/20/2045	5.125%	701,000	920,491
03/25/2048	5.050%	10,506,000	13,896,165
DaVita, Inc.(a)
06/01/2030	4.625%	1,130,000	1,115,869
02/15/2031	3.750%	1,640,000	1,522,511
DH Europe Finance II SARL
11/15/2024	2.200%	3,735,000	3,837,222

34	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	1,070,600
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,805,000	3,765,086
HCA, Inc.
05/01/2023	4.750%	175,000	184,077
02/01/2025	5.375%	2,900,000	3,166,050
04/15/2025	5.250%	4,199,000	4,668,388
06/15/2025	7.690%	750,000	878,705
06/15/2026	5.250%	3,135,000	3,525,999
02/15/2027	4.500%	1,705,000	1,877,581
12/01/2027	7.050%	10,000	12,326
06/15/2029	4.125%	3,882,000	4,273,946
09/01/2030	3.500%	2,375,000	2,471,980
07/15/2031	2.375%	660,000	644,180
06/15/2047	5.500%	1,935,000	2,544,689
06/15/2049	5.250%	3,525,000	4,543,715
Laboratory Corp. of America Holdings
11/01/2023	4.000%	342,000	359,309
09/01/2024	3.250%	2,657,000	2,790,990
Mayo Clinic
11/15/2052	4.128%	750,000	970,143
McKesson Corp.
08/15/2026	1.300%	6,775,000	6,628,669
MEDNAX, Inc.(a)
01/15/2027	6.250%	1,000,000	1,043,190
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,967,686
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,770,000	4,710,663
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	785,000	1,132,801
08/01/2119	3.954%	305,000	380,585
NYU Langone Hospitals
07/01/2043	5.750%	705,000	1,029,073
PerkinElmer, Inc.
09/15/2028	1.900%	196,000	191,621
09/15/2029	3.300%	1,878,000	1,993,789
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	3,014,800
Tenet Healthcare Corp.
07/15/2024	4.625%	535,000	540,462
Tenet Healthcare Corp.(a)
11/01/2027	5.125%	2,000,000	2,055,973
10/01/2028	6.125%	3,500,000	3,576,632
06/01/2029	4.250%	2,750,000	2,722,509
Tenet Healthcare Corp.(a),(c)
01/15/2030	4.375%	1,175,000	1,170,833
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Health Resources
11/15/2055	4.330%	700,000	943,763
Universal Health Services, Inc.(a)
09/01/2026	1.650%	1,485,000	1,456,904
10/15/2030	2.650%	2,485,000	2,455,448
01/15/2032	2.650%	3,205,000	3,150,042
Total			171,899,172
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	784,000	1,123,082
05/15/2042	4.500%	1,713,000	2,059,580
Anthem, Inc.
09/15/2029	2.875%	1,084,000	1,132,887
Centene Corp.
12/15/2027	4.250%	3,450,000	3,580,059
07/15/2028	2.450%	3,832,000	3,759,339
12/15/2029	4.625%	1,175,000	1,257,161
02/15/2030	3.375%	1,200,000	1,209,661
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	599,000	602,011
Humana, Inc.
04/01/2025	4.500%	1,162,000	1,271,372
02/03/2027	1.350%	935,000	906,125
08/15/2029	3.125%	1,240,000	1,303,526
02/03/2032	2.150%	1,275,000	1,231,390
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	2,500,000	2,540,001
11/15/2030	3.875%	1,500,000	1,507,316
UnitedHealth Group, Inc.
08/15/2039	3.500%	641,000	708,960
05/15/2040	2.750%	380,000	382,510
05/15/2041	3.050%	3,047,000	3,184,218
07/15/2045	4.750%	460,000	607,325
05/15/2051	3.250%	5,161,000	5,609,732
Wellpoint, Inc.
08/15/2024	3.500%	4,089,000	4,316,509
Total			38,292,764
Healthcare REIT 0.3%
Diversified Healthcare Trust
06/15/2025	9.750%	3,175,000	3,428,355
03/01/2031	4.375%	1,500,000	1,402,196
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	469,566
Healthcare Trust of America Holdings LP
03/15/2031	2.000%	3,525,000	3,337,473
Healthpeak Properties, Inc.
12/01/2028	2.125%	1,880,000	1,880,628

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	2,620,000	2,599,391
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,045,930
Sabra Health Care LP
12/01/2031	3.200%	721,000	704,696
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	1,129,086
Ventas Realty LP
09/01/2031	2.500%	2,820,000	2,789,604
09/30/2043	5.700%	234,000	315,127
04/15/2049	4.875%	1,225,000	1,567,707
Welltower Inc.
01/15/2032	2.750%	6,280,000	6,336,953
Welltower, Inc.
06/01/2031	2.800%	8,255,000	8,443,278
Total			35,449,990
Home Construction 0.3%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,786,195
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,621,126
02/15/2030	4.875%	2,575,000	2,570,696
Century Communities, Inc.
06/01/2027	6.750%	2,500,000	2,626,080
Empire Communities Corp.(a)
12/15/2025	7.000%	2,725,000	2,787,562
KB Home
06/15/2031	4.000%	1,075,000	1,085,665
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,465,748
MDC Holdings, Inc.
08/06/2061	3.966%	4,615,000	4,528,649
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,192,803
PulteGroup, Inc.
03/01/2026	5.500%	737,000	840,644
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	2,195,925
08/01/2030	5.125%	1,114,000	1,195,103
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,582,084
Total			31,478,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	2,988,968
01/15/2030	3.750%	300,000	317,937
Antero Resources Corp.
03/01/2025	5.000%	850,000	856,607
Apache Corp.
09/01/2040	5.100%	2,560,000	2,781,033
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	607,839
11/01/2027	9.000%	150,000	202,672
12/31/2028	8.250%	2,500,000	2,650,008
Burlington Resources LLC
10/15/2036	5.950%	275,000	375,573
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	951,975
02/01/2039	6.750%	300,000	416,545
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	2,075,846
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,838,511
ConocoPhillips(a)
10/01/2027	3.750%	654,000	713,271
02/15/2031	2.400%	1,343,000	1,349,845
Continental Resources, Inc.
04/15/2023	4.500%	385,000	397,995
06/01/2024	3.800%	1,683,000	1,754,623
01/15/2028	4.375%	3,700,000	3,986,134
06/01/2044	4.900%	765,000	849,105
Continental Resources, Inc.(a)
04/01/2032	2.875%	1,595,000	1,549,415
Coterra Energy, Inc.(a)
05/15/2027	3.900%	1,920,000	2,080,165
Devon Energy Corp.(a)
09/15/2024	5.250%	78,000	84,643
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	2,357,055
Diamondback Energy, Inc.
12/01/2024	2.875%	4,420,000	4,585,433
05/31/2025	4.750%	3,039,000	3,331,981
12/01/2026	3.250%	2,990,000	3,139,077
12/01/2029	3.500%	1,995,000	2,095,435
03/24/2031	3.125%	4,698,000	4,792,855
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	850,000	850,514
03/30/2026	4.875%	116,000	114,253
03/30/2028	5.375%	1,890,000	1,848,347
Hess Corp.
02/15/2041	5.600%	3,146,000	3,877,686

36	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lundin Energy Finance BV(a)
07/15/2026	2.000%	532,000	529,203
07/15/2031	3.100%	1,575,000	1,591,331
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	6,864,717
Occidental Petroleum Corp.(g)
10/10/2036	0.000%	13,033,000	7,159,012
Pioneer Natural Resources Co.
05/15/2023	0.550%	3,235,000	3,220,180
Range Resources Corp.
02/01/2026	9.250%	2,600,000	2,796,171
Santos Finance Ltd.(a)
04/29/2031	3.649%	820,000	838,764
Southwestern Energy Co.
02/01/2029	5.375%	2,600,000	2,708,883
Total			82,529,607
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/28/2023	3.216%	734,000	767,445
04/14/2024	3.224%	308,000	324,190
08/10/2030	1.749%	614,000	590,329
02/08/2061	3.379%	1,367,000	1,412,872
BP Capital Markets PLC(k)
12/31/2059	4.875%	856,000	921,337
Cenovus Energy, Inc.
04/15/2027	4.250%	5,000,000	5,442,511
06/15/2047	5.400%	880,000	1,084,815
02/15/2052	3.750%	5,151,000	5,077,204
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,640,225
Chevron USA, Inc.
10/15/2029	3.250%	31,000	33,673
Exxon Mobil Corp.
03/19/2040	4.227%	690,000	820,879
03/19/2050	4.327%	2,532,000	3,158,426
04/15/2051	3.452%	5,440,000	5,965,225
Lukoil Capital DAC(a)
10/26/2031	3.600%	500,000	489,460
Shell International Finance BV
05/11/2025	3.250%	821,000	875,345
05/11/2035	4.125%	1,135,000	1,332,314
11/26/2041	2.875%	420,000	422,418
11/26/2051	3.000%	6,660,000	6,800,430
Total Capital International SA
06/29/2041	2.986%	1,013,000	1,035,028
Total			38,194,126
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a),(l)
06/15/2026	12.000%	670,233	680,982
Life Insurance 1.0%
AIG Global Funding(a)
06/17/2024	0.650%	3,880,000	3,830,252
09/22/2025	0.900%	3,545,000	3,460,831
Athene Global Funding(a)
05/26/2023	2.800%	1,357,000	1,396,616
06/29/2026	1.608%	2,930,000	2,886,844
11/12/2026	2.950%	816,000	854,106
03/24/2028	2.500%	5,470,000	5,514,217
08/19/2028	1.985%	4,380,000	4,243,913
10/04/2031	2.646%	3,850,000	3,834,622
Brighthouse Financial Global Funding(a)
04/12/2024	1.000%	1,375,000	1,367,618
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,546,000	1,721,812
12/22/2051	3.850%	3,080,000	3,054,182
CNO Global Funding(a)
10/07/2026	1.750%	5,227,000	5,183,022
Empower Finance 2020 LP(a)
09/17/2027	1.357%	1,322,000	1,285,702
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	2,475,000	2,438,458
F&G Global Funding(a)
09/20/2028	2.000%	4,355,000	4,246,175
GA Global Funding Trust(a)
04/08/2024	1.000%	1,230,000	1,223,369
09/15/2028	1.950%	4,460,000	4,365,573
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	4,071,513
Hill City Funding Trust(a)
08/15/2041	4.046%	5,715,000	5,584,140
Jackson Financial, Inc.(a)
11/23/2051	4.000%	5,640,000	5,646,092
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,434,947
New York Life Global Funding(a)
08/01/2031	1.850%	3,755,000	3,669,407
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	2,936,423
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,313,000	1,302,002

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	1,086,000	1,218,910
Pacific Life Global Funding II(a)
04/14/2026	1.375%	1,287,000	1,287,918
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	2,537,431
Primerica, Inc.
11/19/2031	2.800%	609,000	615,868
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	689,429
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	1,465,000	1,539,583
05/07/2025	2.750%	4,340,000	4,512,629
09/28/2026	1.512%	1,760,000	1,734,583
RGA Global Funding(a)
11/30/2026	2.000%	4,105,000	4,130,431
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	2,675,260
05/15/2047	4.270%	4,785,000	5,871,713
05/15/2050	3.300%	3,980,000	4,211,971
Unum Group
06/15/2051	4.125%	3,217,000	3,280,525
Total			109,858,087
Lodging 0.1%
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,095,620
10/15/2032	3.500%	3,400,000	3,571,418
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	2,555,000	2,580,979
Total			10,248,017
Media and Entertainment 0.3%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	5,323,000	2,354,806
Discovery Communications LLC
09/20/2047	5.200%	2,609,000	3,290,024
05/15/2049	5.300%	2,065,000	2,628,096
05/15/2050	4.650%	2,890,000	3,414,455
09/15/2055	4.000%	3,568,000	3,812,462
Gray Television, Inc.(a)
05/15/2027	7.000%	2,350,000	2,495,221
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	345,000	367,656
Prosus NV(a)
07/13/2031	3.061%	2,300,000	2,222,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	2,620,000	2,428,860
TEGNA, Inc.
03/15/2028	4.625%	755,000	753,767
09/15/2029	5.000%	1,655,000	1,663,249
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,814,731
04/01/2044	5.250%	2,312,000	2,921,376
Walt Disney Co. (The)
03/15/2033	6.550%	1,000,000	1,388,525
01/13/2051	3.600%	940,000	1,078,281
Total			33,633,835
Metals and Mining 0.4%
Anglo American Capital PLC(a)
03/17/2028	2.250%	3,020,000	2,979,117
04/01/2030	5.625%	149,000	176,879
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	2,800,000	2,875,759
Freeport-McMoRan, Inc.
03/01/2030	4.250%	1,520,000	1,576,853
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,453,627
09/23/2031	2.625%	1,821,000	1,773,943
09/23/2051	3.375%	2,950,000	2,858,917
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,387,907
Newcrest Finance Pty Ltd.(a)
05/13/2030	3.250%	412,000	437,123
05/13/2050	4.200%	330,000	388,918
Newmont Corp.
10/01/2030	2.250%	3,784,000	3,696,411
Novelis Corp.(a)
01/30/2030	4.750%	2,535,000	2,559,555
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	800,000	816,108
Rio Tinto Finance USA, Ltd.
11/02/2051	2.750%	5,469,000	5,460,499
Southern Copper Corp.
11/08/2022	3.500%	130,000	132,777
04/23/2025	3.875%	600,000	642,188
Steel Dynamics, Inc.
06/15/2025	2.400%	509,000	522,674
10/15/2027	1.650%	775,000	754,842
01/15/2031	3.250%	1,510,000	1,591,169

38	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
10/01/2035	6.125%	1,738,000	2,249,167
08/15/2040	6.000%	730,000	938,582
07/15/2041	6.250%	4,084,000	5,363,204
02/01/2043	5.400%	596,000	730,631
Vedanta Resources Finance II PLC(a)
03/11/2025	8.950%	200,000	192,359
Total			41,559,209
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,500,000	2,665,094
08/20/2026	5.875%	2,300,000	2,503,842
Cheniere Corpus Christi Holdings LLC
11/15/2029	3.700%	1,035,000	1,107,220
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,715,345
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,495,542
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	2,595,000	2,597,232
Enbridge, Inc.
08/01/2051	3.400%	2,820,000	2,890,163
Enbridge, Inc.(k)
07/15/2080	5.750%	1,258,000	1,388,382
Energy Transfer Operating LP
03/15/2023	4.250%	1,890,000	1,951,065
01/15/2024	5.875%	2,575,000	2,779,052
06/01/2027	5.500%	1,758,000	2,014,438
06/15/2028	4.950%	1,000,000	1,130,036
05/15/2030	3.750%	2,585,000	2,727,319
04/15/2047	5.300%	1,656,000	1,913,345
Energy Transfer Partners LP
03/15/2035	4.900%	170,000	192,075
06/15/2038	5.800%	670,000	807,951
10/01/2043	5.950%	280,000	341,871
03/15/2045	5.150%	2,220,000	2,540,429
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,631,195
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	527,257
02/15/2025	3.750%	600,000	641,213
05/15/2046	4.900%	1,400,000	1,704,884
Enterprise Products Operating LLC(k)
08/16/2077	4.875%	673,000	648,865
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	1,200,000	1,212,650
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	655,000	637,239
09/30/2040	2.940%	450,000	444,375
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
02/15/2030	4.250%	2,745,000	2,656,138
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	535,538
03/15/2032	7.750%	635,000	893,616
09/01/2039	6.500%	1,000,000	1,350,073
Kinder Morgan, Inc.
06/01/2045	5.550%	600,000	766,191
02/15/2051	3.600%	1,127,000	1,137,637
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	365,884
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,923,970
MPLX LP
12/01/2024	4.875%	325,000	353,104
06/01/2025	4.875%	200,000	219,151
03/01/2026	1.750%	676,000	669,109
03/15/2028	4.000%	1,106,000	1,202,955
08/15/2030	2.650%	473,000	468,025
03/01/2047	5.200%	1,833,000	2,231,548
12/01/2047	5.200%	644,000	785,643
04/15/2048	4.700%	1,000,000	1,152,974
02/15/2049	5.500%	1,140,000	1,443,352
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	459,890
Northern Natural Gas Co.(a)
10/16/2051	3.400%	525,000	549,702
ONEOK Partners LP
02/01/2041	6.125%	583,000	745,852
09/15/2043	6.200%	748,000	982,002
ONEOK, Inc.
09/15/2025	2.200%	525,000	533,099
07/13/2047	4.950%	2,050,000	2,403,023
03/15/2050	4.500%	6,830,000	7,661,797
01/15/2051	7.150%	1,035,000	1,538,155
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,538,898
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,875,000	2,045,151
12/15/2026	4.500%	1,855,000	2,025,744
12/15/2029	3.550%	1,506,000	1,560,724
06/01/2042	5.150%	2,308,000	2,563,646
02/15/2045	4.900%	1,094,000	1,205,039
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,530,831
05/15/2030	4.800%	1,500,000	1,561,751
Ruby Pipeline LLC(a)
04/01/2022	7.750%	1,727,273	1,575,392
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,565,000	2,887,721

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,890,331
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,285,000	1,467,446
05/15/2045	5.350%	25,000	28,961
Sunoco LP/Finance Corp.(a)
04/30/2030	4.500%	877,000	867,807
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	2,008,532
01/15/2028	5.500%	142,000	139,508
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	525,162
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,012,006
TransCanada PipeLines Ltd.
10/12/2031	2.500%	3,690,000	3,635,987
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	304,000	320,032
03/15/2048	4.600%	4,875,000	5,949,829
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	754,367
Western Gas Partners LP
03/01/2048	5.300%	2,430,000	2,818,966
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,122,651
09/15/2025	4.000%	2,414,000	2,606,431
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,956,565
03/04/2044	5.400%	353,000	443,556
Total			129,279,541
Natural Gas 0.2%
Atmos Energy Corp.
02/15/2052	2.850%	673,000	675,913
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,537,356
KeySpan Corp.
11/15/2030	8.000%	670,000	908,219
NiSource, Inc.
05/01/2030	3.600%	683,000	737,189
02/15/2031	1.700%	795,000	746,658
06/15/2041	5.950%	409,000	569,774
ONE Gas, Inc.
03/11/2024	1.100%	1,896,000	1,873,083
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	480,000	507,338
Promigas SA ESP/Gases del Pacifico SAC(a)
10/16/2029	3.750%	300,000	291,124
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
02/01/2038	3.800%	1,020,000	1,127,058
02/01/2048	4.000%	1,420,000	1,638,137
Sempra Energy(k)
12/31/2049	4.875%	792,000	836,094
04/01/2052	4.125%	7,685,000	7,607,929
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	2,486,000	2,729,343
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	470,000	560,762
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	2,921,586
Washington Gas Light Co.
09/15/2049	3.650%	625,000	720,268
Total			25,987,831
Office REIT 0.2%
Boston Properties LP
01/30/2031	3.250%	725,000	758,520
Columbia Property Trust Operating Partnership LP
04/01/2025	4.150%	172,000	184,400
08/15/2026	3.650%	323,000	341,060
Hudson Pacific Properties LP
11/01/2027	3.950%	2,725,000	2,945,360
Kilroy Realty LP
12/15/2024	3.450%	721,000	758,748
11/15/2033	2.650%	5,633,000	5,507,646
Office Properties Income Trust
02/01/2025	4.500%	1,840,000	1,947,644
02/01/2027	2.400%	1,455,000	1,415,854
10/15/2031	3.450%	3,955,000	3,858,215
Piedmont Operating Partnership LP
08/15/2030	3.150%	2,473,000	2,545,248
SL Green Operating Partnership LP
10/15/2022	3.250%	6,055,000	6,156,990
Total			26,419,685
Oil Field Services 0.1%
Halliburton Co.
08/01/2023	3.500%	20,000	20,726
11/15/2025	3.800%	17,000	18,394
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	631,000	664,727
05/17/2028	3.900%	2,053,000	2,237,955
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	857,083
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	854,250	844,787

40	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,115,000	1,058,041
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	855,800	847,347
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	549,000	563,819
Total			7,112,879
Other Financial Institutions 0.3%
Blackstone Secured Lending Fund(a)
09/30/2028	2.850%	4,905,000	4,773,685
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,438,657
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,210,463
Greystone Commercial Capital Trust(a),(b),(h),(i)
1-month USD LIBOR + 2.270% 05/31/2025	2.359%	9,200,000	9,200,000
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	500,000	522,242
02/01/2031	4.375%	750,000	741,283
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,563,562
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,958,871
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,150,000	1,144,418
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	700,000	676,503
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,647,635
Total			30,877,319
Other Industry 0.3%
AECOM
03/15/2027	5.125%	785,000	843,561
CK Hutchison International 21 Ltd.(a)
04/15/2026	1.500%	3,340,000	3,317,599
04/15/2031	2.500%	2,100,000	2,134,493
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	1,088,554
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,763,959
07/01/2116	3.885%	1,850,000	2,412,443
Northwestern University
12/01/2057	3.662%	1,350,000	1,675,175
PowerTeam Services LLC(a)
12/04/2025	9.033%	194,000	194,986
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,465,770
07/15/2056	3.300%	2,230,000	2,668,073
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,530,335
University of Southern California
10/01/2039	3.028%	4,525,000	4,850,037
Total			27,944,985
Other REIT 0.4%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,476,416
07/01/2024	4.125%	3,865,000	4,137,038
01/15/2029	2.250%	3,537,000	3,506,276
CubeSmart LP
12/15/2028	2.250%	3,880,000	3,895,173
02/15/2032	2.500%	565,000	561,625
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,036,774
11/01/2030	2.150%	3,940,000	3,878,980
HAT Holdings I LLC/II LLC(a)
06/15/2026	3.375%	2,385,000	2,365,914
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,114,390
02/01/2026	4.500%	520,000	562,750
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	2,745,000	2,733,388
Lexington Realty Trust
10/01/2031	2.375%	1,820,000	1,756,751
Life Storage LP
12/15/2027	3.875%	2,000,000	2,210,161
10/15/2031	2.400%	4,606,000	4,529,682
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,269,801
Public Storage
11/09/2028	1.950%	2,155,000	2,144,803
11/09/2031	2.250%	490,000	488,601
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,902,555
Total			43,571,078
Packaging 0.1%
Ball Corp.
03/15/2026	4.875%	600,000	653,178
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,745,180
07/15/2027	5.625%	1,440,000	1,491,553

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
02/15/2024	0.950%	836,000	826,930
01/15/2026	1.570%	3,405,000	3,331,675
01/15/2027	1.650%	1,207,000	1,171,355
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	1,475,000	1,433,435
Sealed Air Corp.(a)
10/15/2026	1.573%	890,000	868,111
12/01/2027	4.000%	890,000	916,938
Silgan Holdings, Inc.
02/01/2028	4.125%	2,490,000	2,521,335
Total			14,959,690
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,180,000	1,220,364
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	739,450
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	528,538
Georgia-Pacific LLC(a)
05/15/2026	0.950%	1,291,000	1,249,484
Inversiones CMPC SA(a)
04/04/2027	4.375%	1,025,000	1,113,439
Klabin Austria GmbH(a)
01/12/2031	3.200%	500,000	450,318
Suzano Austria GmbH
01/15/2029	6.000%	275,000	311,928
01/15/2030	5.000%	825,000	875,371
01/15/2031	3.750%	1,000,000	983,043
Total			7,471,935
Pharmaceuticals 1.2%
AbbVie, Inc.
11/06/2022	2.900%	2,172,000	2,215,865
03/15/2025	3.800%	430,000	459,975
11/21/2026	2.950%	870,000	913,917
03/15/2035	4.550%	4,734,000	5,648,744
05/14/2035	4.500%	4,883,000	5,795,466
05/14/2036	4.300%	2,423,000	2,824,994
11/21/2039	4.050%	7,111,000	8,142,808
10/01/2042	4.625%	1,000,000	1,211,814
11/06/2042	4.400%	3,836,000	4,598,910
05/14/2045	4.700%	1,365,000	1,701,647
05/14/2046	4.450%	511,000	620,581
11/21/2049	4.250%	3,555,000	4,285,126
Amgen, Inc.
01/15/2052	3.000%	8,625,000	8,431,427
AstraZeneca Finance LLC
05/28/2028	1.750%	703,000	697,749
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AstraZeneca PLC
04/08/2026	0.700%	717,000	692,210
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	530,000	536,849
01/30/2028	5.000%	1,100,000	976,720
02/15/2029	5.000%	100,000	85,757
02/15/2029	6.250%	2,200,000	1,996,568
01/30/2030	5.250%	2,675,000	2,300,500
02/15/2031	5.250%	1,400,000	1,203,169
Bayer US Finance II LLC(a)
07/15/2024	3.375%	3,555,000	3,709,272
12/15/2025	4.250%	1,445,000	1,574,593
12/15/2028	4.375%	4,480,000	5,044,536
07/15/2034	4.200%	844,000	951,494
06/25/2038	4.625%	1,000,000	1,193,180
07/15/2044	4.400%	1,614,000	1,862,272
06/25/2048	4.875%	3,505,000	4,438,949
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	545,358
Bristol-Myers Squibb Co.
08/15/2025	3.875%	326,000	353,574
06/15/2039	4.125%	1,372,000	1,628,890
05/15/2044	4.625%	555,000	709,747
08/15/2045	5.000%	865,000	1,166,718
11/15/2047	4.350%	2,060,000	2,585,325
10/26/2049	4.250%	1,350,000	1,686,998
11/13/2050	2.550%	588,000	561,704
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	1,401,000	1,053,169
Gilead Sciences, Inc.
09/29/2023	0.750%	375,000	373,978
02/01/2025	3.500%	376,000	398,495
02/01/2045	4.500%	395,000	486,524
Johnson & Johnson
12/05/2033	4.375%	1,975,000	2,425,737
03/03/2037	3.625%	2,280,000	2,634,098
01/15/2038	3.400%	2,790,000	3,149,932
Mylan NV
06/15/2046	5.250%	290,000	357,054
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,541,331
Mylan, Inc.
04/15/2048	5.200%	4,503,000	5,574,470
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,500,000	2,496,442
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	2,105,000	1,976,386

42	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royalty Pharma PLC
09/02/2025	1.200%	400,000	393,125
09/02/2027	1.750%	507,000	495,728
09/02/2030	2.200%	3,868,000	3,743,085
09/02/2050	3.550%	4,786,000	4,815,352
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,640,000	2,723,549
Takeda Pharmaceutical Co., Ltd.
03/31/2030	2.050%	800,000	779,852
07/09/2040	3.025%	1,000,000	1,012,614
07/09/2060	3.375%	325,000	344,885
Viatris, Inc.
06/22/2030	2.700%	1,405,000	1,403,334
06/22/2040	3.850%	6,013,000	6,400,160
06/22/2050	4.000%	3,105,000	3,344,399
Total			132,277,105
Property & Casualty 0.8%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,877,225
American International Group, Inc.
02/15/2024	4.125%	1,271,000	1,354,419
04/01/2026	3.900%	938,000	1,022,684
03/15/2029	4.250%	1,190,000	1,357,809
06/30/2030	3.400%	1,684,000	1,825,248
01/15/2035	3.875%	318,000	358,370
07/16/2044	4.500%	1,157,000	1,423,315
07/10/2045	4.800%	530,000	686,242
01/15/2055	4.375%	635,000	798,800
Aon Corp./Global Holdings PLC(c)
12/02/2031	2.600%	4,495,000	4,528,838
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,295,236
Arthur J. Gallagher & Co.
03/09/2052	3.050%	8,620,000	8,489,191
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,489,332
02/22/2030	3.700%	1,477,000	1,594,564
01/15/2032	2.650%	1,851,000	1,828,466
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	925,000	1,152,795
10/15/2050	2.850%	410,000	410,219
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,850,000	5,189,462
Chubb INA Holdings, Inc.
09/15/2030	1.375%	1,006,000	941,650
12/15/2051	2.850%	557,000	567,364
12/15/2061	3.050%	561,000	577,881
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	4,134,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Everest Reinsurance Holdings, Inc.
10/15/2052	3.125%	6,615,000	6,521,065
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	6,484,636
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	980,928
07/15/2048	7.200%	1,290,000	1,888,434
Farmers Exchange Capital II(a),(k)
Subordinated
11/01/2053	6.151%	2,700,000	3,438,015
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,359,812
Hartford Financial Services Group Inc. (The)(a),(b)
3-month USD LIBOR + 2.125% 02/12/2047	2.250%	963,000	919,665
Hartford Financial Services Group Inc. (The)
09/15/2051	2.900%	1,000,000	997,404
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	293,000	398,894
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	288,560
10/15/2050	3.951%	2,080,000	2,369,031
Markel Corp.
05/20/2049	5.000%	5,095,000	6,625,545
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.406%	5,725,000	5,721,302
Old Republic International Corp.
06/11/2051	3.850%	898,000	993,800
PartnerRe Finance B LLC(k)
10/01/2050	4.500%	1,642,000	1,723,549
Willis North America, Inc.
09/15/2029	2.950%	2,000,000	2,064,310
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,736,331
XLIT Ltd.
03/31/2045	5.500%	613,000	861,855
Subordinated
03/31/2025	4.450%	1,887,000	2,066,046
Total			92,343,048
Railroads 0.2%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	315,000	388,744
09/01/2043	5.150%	989,000	1,337,325
08/01/2046	3.900%	755,000	894,147

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Burlington Northern Santa Fe LLC(c)
06/15/2052	2.875%	2,355,000	2,393,267
Canadian Pacific Railway Co.(c)
12/02/2024	1.350%	5,675,000	5,674,925
12/02/2031	2.450%	486,000	491,999
12/02/2041	3.000%	2,241,000	2,282,927
12/02/2051	3.100%	977,000	1,005,882
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	602,852
CSX Corp.
05/30/2042	4.750%	500,000	628,430
08/01/2054	4.500%	245,000	316,561
11/01/2066	4.250%	2,500,000	3,119,650
Kansas City Southern
05/01/2050	3.500%	3,280,000	3,599,839
Norfolk Southern Corp.
08/01/2025	3.650%	607,000	653,195
05/15/2121	4.100%	395,000	460,089
Union Pacific Corp.
05/20/2061	3.550%	1,050,000	1,184,040
Total			25,033,872
Refining 0.1%
Marathon Petroleum Corp.
05/01/2025	4.700%	601,000	656,823
09/15/2044	4.750%	1,056,000	1,233,537
09/15/2054	5.000%	328,000	401,700
Phillips 66
02/15/2024	0.900%	345,000	341,714
03/15/2052	3.300%	2,480,000	2,459,460
Valero Energy Corp.
04/15/2025	2.850%	2,292,000	2,385,525
12/01/2051	3.650%	2,730,000	2,683,214
Total			10,161,973
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	2,645,000	2,529,491
Brinker International, Inc.(a)
10/01/2024	5.000%	3,025,000	3,197,829
McDonald’s Corp.
09/01/2049	3.625%	910,000	1,016,434
Total			6,743,754
Retail REIT 0.1%
Kimco Realty Corp.
11/01/2022	3.400%	290,000	295,636
03/01/2024	2.700%	2,158,000	2,225,339
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kite Realty Group LP
10/01/2026	4.000%	683,000	731,321
Regency Centers LP
06/15/2030	3.700%	334,000	364,320
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	845,000	908,224
Simon Property Group LP
02/01/2028	1.750%	2,641,000	2,592,072
01/15/2032	2.250%	3,850,000	3,756,374
Total			10,873,286
Retailers 0.6%
Academy Ltd.(a)
11/15/2027	6.000%	1,175,000	1,247,686
Alibaba Group Holding Ltd.
02/09/2031	2.125%	625,000	607,454
02/09/2041	2.700%	625,000	583,841
Alimentation Couche-Tard, Inc.(a)
07/26/2027	3.550%	2,000,000	2,150,047
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,710,924
05/12/2041	2.875%	1,844,000	1,912,325
05/12/2051	3.100%	640,000	692,982
05/12/2061	3.250%	1,310,000	1,444,713
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,825,000	1,829,380
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,301,981
10/01/2025	4.500%	2,465,000	2,692,178
08/01/2031	2.400%	3,020,000	2,920,516
AutoZone, Inc.
04/21/2026	3.125%	415,000	439,754
01/15/2031	1.650%	1,175,000	1,104,022
Best Buy Co., Inc.
10/01/2030	1.950%	1,000,000	960,308
Dollar Tree, Inc.(c)
12/01/2051	3.375%	4,115,000	4,176,524
Falabella SA(a)
10/30/2027	3.750%	450,000	468,933
01/15/2032	3.375%	2,410,000	2,384,003
Gap, Inc. (The)(a)
10/01/2031	3.875%	1,270,000	1,217,183
Home Depot Inc. (The)
09/15/2028	1.500%	2,200,000	2,155,002
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	473,794
Lowe’s Companies, Inc.
10/15/2030	1.700%	895,000	850,491

44	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
09/15/2028	1.700%	3,255,000	3,180,917
09/15/2041	2.800%	490,000	482,527
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	1,400,000	1,386,281
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	2,039,149
Sonic Automotive Inc.(a)
11/15/2031	4.875%	2,400,000	2,352,015
Tapestry, Inc.(c)
03/15/2032	3.050%	1,120,000	1,132,752
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,691,771
Walgreens Boots Alliance Inc.
11/17/2023	0.950%	7,435,000	7,413,910
Walmart, Inc.
09/22/2051	2.650%	2,820,000	2,913,773
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	2,710,000	2,628,254
Total			63,545,390
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,364,177
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	490,000	515,381
03/15/2029	3.500%	2,195,000	2,176,287
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,521,630
InRetail Consumer(a)
03/22/2028	3.250%	1,300,000	1,269,903
Total			8,847,378
Supranational 0.1%
Corporación Andina de Fomento
06/15/2022	4.375%	400,000	408,117
01/06/2023	2.750%	3,000,000	3,066,243
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,008,222
07/15/2027	6.750%	4,000,000	5,032,953
International Bank for Reconstruction & Development(g)
09/17/2030	0.000%	1,550,000	1,314,756
North American Development Bank
10/26/2022	2.400%	514,000	520,087
Total			13,350,378
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.7%
Analog Devices, Inc.
10/01/2041	2.800%	541,000	550,918
Apple, Inc.
02/23/2036	4.500%	385,000	483,431
05/11/2050	2.650%	6,095,000	6,058,969
02/08/2051	2.650%	3,765,000	3,739,111
08/05/2051	2.700%	645,000	646,635
02/08/2061	2.800%	2,504,000	2,502,216
08/05/2061	2.850%	795,000	801,984
Autodesk, Inc.
12/15/2031	2.400%	660,000	653,222
Avnet, Inc.
05/15/2031	3.000%	413,000	409,426
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,612,500
Broadcom, Inc.
10/15/2024	3.625%	320,000	339,486
Broadcom, Inc.(a)
11/15/2035	3.137%	8,071,000	7,942,079
11/15/2036	3.187%	6,720,000	6,628,437
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,567,648
02/15/2029	3.250%	1,330,000	1,328,364
CDW LLC/Finance Corp.(c)
12/01/2028	3.276%	5,270,000	5,347,178
CGI, Inc.(a)
09/14/2026	1.450%	4,425,000	4,332,530
Citrix Systems, Inc.
03/01/2026	1.250%	597,000	579,667
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,773,000	2,699,238
03/15/2027	5.000%	1,450,000	1,303,416
Corning, Inc.
11/15/2079	5.450%	465,000	631,158
Dell International LLC/EMC Corp.
06/15/2026	6.020%	870,000	1,015,484
DXC Technology Co.
09/15/2026	1.800%	635,000	624,638
09/15/2028	2.375%	8,540,000	8,352,536
Fidelity National Information Services, Inc.
03/01/2026	1.150%	4,250,000	4,146,292
03/01/2041	3.100%	2,890,000	2,893,251
Fiserv, Inc.
07/01/2024	2.750%	725,000	750,326
07/01/2029	3.500%	2,517,000	2,686,671
Flex Ltd.
06/15/2029	4.875%	1,205,000	1,368,302

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,453,856
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,210,426
02/15/2025	2.650%	3,000,000	3,088,318
03/01/2026	1.200%	1,262,000	1,223,898
HP, Inc.(a)
06/17/2026	1.450%	3,085,000	3,038,721
06/17/2031	2.650%	1,000,000	986,947
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,027,552
02/15/2025	4.750%	3,455,000	3,777,510
03/01/2026	4.000%	1,350,000	1,466,436
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,176,523
Infor, Inc.(a)
07/15/2023	1.450%	2,529,000	2,540,144
Intel Corp.
11/15/2049	3.250%	4,411,000	4,691,256
08/12/2051	3.050%	2,685,000	2,782,379
02/15/2060	3.100%	475,000	485,367
03/25/2060	4.950%	299,000	424,156
08/12/2061	3.200%	1,272,000	1,324,137
International Business Machines Corp.
05/15/2026	3.300%	2,000,000	2,142,984
J2 Global, Inc.(a)
10/15/2030	4.625%	2,247,000	2,263,013
Kyndryl Holdings Inc.(a)
10/15/2026	2.050%	851,000	830,393
10/15/2028	2.700%	1,684,000	1,626,302
10/15/2031	3.150%	927,000	890,453
Leidos, Inc.
02/15/2031	2.300%	845,000	819,485
Marvell Technology, Inc.(a)
06/22/2023	4.200%	3,740,000	3,908,322
Microchip Technology, Inc.
09/01/2023	2.670%	6,284,000	6,451,375
Microchip Technology, Inc.(a)
02/15/2024	0.972%	345,000	341,854
Microsoft Corp.
03/17/2052	2.921%	3,311,000	3,519,158
03/17/2062	3.041%	4,290,000	4,680,112
NetApp, Inc.
06/22/2025	1.875%	2,397,000	2,425,577
NVIDIA Corp.
06/15/2028	1.550%	1,876,000	1,850,582
NXP BV/Funding LLC(a)
03/01/2026	5.350%	1,056,000	1,200,127
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	415,000	443,553
11/30/2051	3.250%	700,000	702,691
ON Semiconductor Corp.(a)
09/01/2028	3.875%	2,500,000	2,545,046
Open Text Corp.(a)
12/01/2029	3.875%	175,000	173,942
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	2,575,000	2,556,177
Oracle Corp.
03/25/2031	2.875%	1,620,000	1,658,605
03/25/2041	3.650%	767,000	804,230
11/15/2047	4.000%	1,160,000	1,247,818
03/25/2051	3.950%	6,471,000	6,964,809
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	4,016,221
PayPal Holdings, Inc.
10/01/2026	2.650%	1,000,000	1,049,936
10/01/2029	2.850%	260,000	273,945
Renesas Electronics Corp.(a)
11/25/2026	2.170%	545,000	544,645
Salesforce.com, Inc.
07/15/2041	2.700%	971,000	979,241
07/15/2051	2.900%	369,000	382,393
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,444,125
Seagate HDD Cayman(a)
07/15/2031	3.375%	2,690,000	2,550,216
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	2,785,000	2,736,535
SYNNEX Corp.(a)
08/09/2026	1.750%	325,000	317,796
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,611,155
Tencent Holdings Ltd.(a)
06/03/2030	2.390%	1,000,000	980,053
04/22/2031	2.880%	600,000	611,232
04/22/2041	3.680%	350,000	368,146
04/22/2051	3.840%	2,760,000	2,976,066
TSMC Global Ltd.(a)
09/28/2025	0.750%	675,000	656,855
09/28/2027	1.000%	715,000	681,739
VeriSign, Inc.
06/15/2031	2.700%	656,000	662,778
Visa, Inc.
12/14/2045	4.300%	1,720,000	2,181,374
08/15/2050	2.000%	1,405,000	1,245,265

46	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VMware, Inc.
08/15/2026	1.400%	1,495,000	1,462,057
08/15/2028	1.800%	645,000	625,699
Western Union Co. (The)
06/09/2023	4.250%	3,050,000	3,192,955
03/15/2026	1.350%	140,000	136,591
Total			192,426,365
Tobacco 0.4%
Altria Group, Inc.
02/14/2029	4.800%	92,000	104,269
05/06/2030	3.400%	1,280,000	1,327,105
02/04/2032	2.450%	1,357,000	1,282,355
02/14/2039	5.800%	310,000	376,625
02/04/2041	3.400%	3,910,000	3,647,153
02/14/2049	5.950%	308,000	391,056
02/04/2051	3.700%	2,292,000	2,168,759
BAT Capital Corp.
09/06/2026	3.215%	750,000	782,625
04/02/2027	4.700%	800,000	882,923
08/15/2027	3.557%	25,000	26,217
03/25/2028	2.259%	3,331,000	3,255,680
03/25/2031	2.726%	2,373,000	2,296,486
08/15/2037	4.390%	1,775,000	1,885,364
09/25/2040	3.734%	583,000	564,908
08/15/2047	4.540%	5,800,000	6,083,064
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	2,078,875
07/21/2025	4.250%	2,000,000	2,153,933
Philip Morris International, Inc.
08/21/2042	3.875%	569,000	614,452
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,435,047
08/15/2035	5.700%	1,315,000	1,570,353
08/04/2041	7.000%	1,170,000	1,545,788
09/15/2043	6.150%	520,000	646,222
08/15/2045	5.850%	4,365,000	5,312,218
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	3,090,371
Total			43,521,848
Transportation Services 0.3%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	3,890,000	4,160,920
ENA Master Trust(a)
05/19/2048	4.000%	375,000	376,342
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,700,626
12/01/2026	3.300%	3,435,000	3,664,057
03/15/2042	5.625%	1,689,000	2,339,367
11/01/2046	4.200%	1,041,000	1,253,523
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FedEx Corp.
05/15/2030	4.250%	508,000	578,522
02/01/2035	3.900%	392,000	439,760
02/15/2048	4.050%	1,257,000	1,436,350
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	723,147	713,490
GXO Logistics, Inc.(a)
07/15/2026	1.650%	494,000	485,511
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	874,000	855,969
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,282,000	1,272,325
Penske Truck Leasing Co., LP/Finance Corp.(a)
02/01/2022	3.375%	1,200,000	1,200,000
08/01/2023	4.125%	5,245,000	5,495,983
07/15/2025	4.000%	905,000	976,388
Ryder System, Inc.
06/01/2025	4.625%	2,395,000	2,641,020
09/01/2026	1.750%	2,010,000	1,993,547
Triton Container International Ltd.(a)
04/15/2026	2.050%	641,000	637,054
06/15/2031	3.150%	703,000	709,528
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,733,932
XPO Logistics, Inc.(a)
05/01/2025	6.250%	2,345,000	2,440,906
Total			38,105,120
Treasury 0.0%
Argentine Republic Government International Bond(k)
07/09/2030	0.500%	1,985,753	618,353
Egypt Government International Bond(a)
09/30/2051	8.750%	400,000	342,794
Total			961,147
Wireless 0.7%
America Movil SAB de CV
07/16/2022	3.125%	200,000	203,139
American Tower Corp.
02/15/2024	5.000%	665,000	718,586
Crown Castle International Corp.
07/15/2026	1.050%	416,000	401,973
04/01/2041	2.900%	1,714,000	1,659,473
Digicel Group 0.5 Ltd.(a),(l)
04/01/2025	8.000%	100,781	95,674
Digicel Holdings Bermuda Ltd./International Finance Ltd.(a)
05/25/2024	8.750%	700,000	720,943

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Digicel International Finance Ltd./Holdings(a),(l)
12/31/2025	13.000%	776,250	796,947
Digicel International Finance Ltd./Holdings(a)
Subordinated
12/31/2026	8.000%	500,000	489,969
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	2,425,000	2,498,149
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	498,496
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,587,543
Sprint Capital Corp.
11/15/2028	6.875%	1,625,000	2,007,920
03/15/2032	8.750%	275,000	406,739
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,538,721
06/15/2024	7.125%	5,225,000	5,845,008
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	7,853,125	8,229,742
03/20/2028	5.152%	3,085,000	3,461,647
Summit Digitel Infrastructure Pvt., Ltd.(a)
08/12/2031	2.875%	900,000	865,347
T-Mobile USA, Inc.
04/15/2027	3.750%	7,604,000	8,176,299
02/01/2028	4.750%	961,000	1,005,044
02/15/2028	2.050%	1,607,000	1,581,976
04/15/2030	3.875%	5,298,000	5,757,564
02/15/2031	2.550%	2,165,000	2,137,971
04/15/2040	4.375%	4,328,000	4,918,955
02/15/2041	3.000%	4,880,000	4,656,115
04/15/2050	4.500%	1,020,000	1,199,499
02/15/2051	3.300%	1,452,000	1,420,066
11/15/2060	3.600%	770,000	766,314
T-Mobile USA, Inc.(a)
11/15/2060	3.600%	1,303,000	1,296,571
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	2,000,000	1,914,819
07/15/2031	4.750%	2,900,000	2,873,380
Vodafone Group PLC
02/19/2043	4.375%	1,766,000	2,069,116
05/30/2048	5.250%	2,375,000	3,089,037
06/19/2049	4.875%	3,150,000	3,955,468
06/19/2059	5.125%	611,000	800,885
Total			82,645,095
Wirelines 1.1%
AT&T, Inc.
12/01/2033	2.550%	3,840,000	3,714,572
05/15/2035	4.500%	1,110,000	1,278,263
03/01/2037	5.250%	2,205,000	2,730,740
03/01/2039	4.850%	1,086,000	1,301,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2041	3.500%	684,000	701,488
02/01/2043	3.100%	1,717,000	1,657,257
05/15/2046	4.750%	2,220,000	2,700,042
02/01/2052	3.300%	1,405,000	1,371,948
09/15/2053	3.500%	8,582,000	8,668,090
09/15/2055	3.550%	5,865,000	5,920,468
12/01/2057	3.800%	12,922,000	13,501,346
09/15/2059	3.650%	6,464,000	6,555,103
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	402,880
CenturyLink, Inc.
12/01/2023	6.750%	2,925,000	3,157,982
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,650,000	2,525,509
Frontier Communications Corp.(a)
05/01/2028	5.000%	269,000	270,277
GCI LLC(a)
10/15/2028	4.750%	1,175,000	1,202,226
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	563,697
10/15/2028	7.000%	500,000	511,957
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	2,865,000	2,956,243
11/15/2029	3.875%	5,920,000	6,126,985
Network i2i Ltd.(a),(k)
12/31/2049	3.975%	1,200,000	1,206,196
Qwest Corp.
12/01/2021	6.750%	2,375,000	2,375,330
09/15/2025	7.250%	3,978,000	4,633,692
Telecom Italia Capital SA
06/04/2038	7.721%	1,910,000	2,185,173
Verizon Communications, Inc.
02/15/2025	3.376%	2,622,000	2,784,690
03/22/2028	2.100%	5,547,000	5,545,124
12/03/2029	4.016%	530,000	593,663
08/10/2033	4.500%	3,130,000	3,692,952
11/01/2034	4.400%	2,000,000	2,344,103
01/15/2036	4.272%	7,325,000	8,638,061
03/22/2041	3.400%	2,149,000	2,282,126
03/22/2050	4.000%	290,000	337,990
03/22/2051	3.550%	2,265,000	2,483,087
10/30/2056	2.987%	369,000	357,277
03/22/2061	3.700%	3,375,000	3,729,641
Verizon Communications, Inc.(a)
03/15/2032	2.355%	11,552,000	11,423,509
Total			122,431,407
Total Corporate Bonds & Notes (Cost $3,732,559,986)			3,836,600,349

48	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(n),(o) 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	121,062	40,293
Argentine Republic Government International Bond(k)
07/09/2035	1.125%	439,246	124,153
01/09/2038	2.000%	744,742	246,897
Total			411,343
Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	573,602
01/08/2027	1.625%	770,000	759,470
Total			1,333,072
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	517,990
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	1,093,184
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,030,000	2,117,175
Brazilian Government International Bond
06/06/2025	2.875%	1,000,000	1,001,694
04/07/2026	6.000%	225,000	251,449
01/13/2028	4.625%	1,650,000	1,677,259
05/30/2029	4.500%	3,200,000	3,185,739
06/12/2030	3.875%	2,050,000	1,925,675
Centrais Eletricas Brasileiras SA(a)
02/04/2025	3.625%	900,000	899,959
Total			11,058,950
Canada 0.1%
Petronas Energy Canada Ltd.(a)
03/23/2028	2.112%	1,400,000	1,401,899
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,255,550
Province of Manitoba
06/22/2026	2.125%	300,000	310,936
Province of Quebec(k)
02/27/2026	7.140%	1,230,000	1,501,279
03/02/2026	7.485%	2,000,000	2,496,335
Total			8,965,999
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	700,000	697,353
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	1,038,000	1,057,937
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	236,346
Empresa de Transporte de Pasajeros Metro SA(a)
09/13/2061	3.693%	300,000	290,688
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	769,038
11/06/2029	5.250%	450,000	487,398
Total			3,538,760
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	400,000	418,230
04/25/2027	3.875%	1,300,000	1,308,941
03/15/2029	4.500%	250,000	255,547
01/30/2030	3.000%	2,005,000	1,821,392
04/15/2031	3.125%	200,000	179,064
Ecopetrol SA
09/18/2023	5.875%	1,362,000	1,441,809
04/29/2030	6.875%	2,000,000	2,220,332
Total			7,645,315
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	529,598
01/26/2024	6.000%	500,000	549,488
01/26/2024	6.000%	300,000	329,693
Total			1,408,779
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	107,792
01/27/2025	5.500%	100,000	107,792
07/19/2028	6.000%	1,400,000	1,541,792
07/19/2028	6.000%	275,000	302,852
01/30/2030	4.500%	2,028,000	2,017,767
09/23/2032	4.875%	1,000,000	996,709
09/23/2032	4.875%	600,000	598,025
Total			5,672,729
Egypt 0.1%
Egypt Government International Bond(a)
10/06/2025	5.250%	650,000	632,720
01/31/2027	7.500%	2,000,000	2,007,175
02/21/2028	6.588%	600,000	561,683
03/01/2029	7.600%	300,000	286,767
02/16/2031	5.875%	250,000	211,687
05/29/2032	7.625%	1,350,000	1,216,367
Total			4,916,399

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,569,458
Gabon 0.0%
Gabon Government International Bond(a)
02/06/2031	6.625%	320,000	300,523
Ghana 0.0%
Ghana Government International Bond(a)
02/11/2027	6.375%	3,200,000	2,639,240
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	907,545
02/01/2028	3.875%	1,025,000	1,102,827
01/13/2031	2.250%	1,030,000	962,358
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	646,535
Total			3,619,265
Indonesia 0.2%
Indonesia Government International Bond
02/14/2030	2.850%	560,000	578,244
07/28/2031	2.150%	1,625,000	1,586,986
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,498,560
07/18/2047	4.750%	1,000,000	1,187,529
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,522,910
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%	500,000	564,448
02/20/2029	4.450%	1,400,000	1,596,307
PT Hutama Karya Persero(a)
05/11/2030	3.750%	800,000	851,352
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	770,000	920,510
PT Pertamina Persero(a)
01/21/2030	3.100%	625,000	633,304
08/25/2030	3.100%	2,174,000	2,200,093
02/09/2031	2.300%	1,200,000	1,135,973
05/20/2043	5.625%	250,000	294,676
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	525,000	568,762
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	5,327,062
05/21/2028	5.450%	2,000,000	2,294,922
05/21/2028	5.450%	500,000	573,731
01/25/2029	5.375%	200,000	229,480
Total			23,564,849
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%		3,100,000	3,416,016
Italy 0.1%
Republic of Italy Government International Bond
10/17/2029	2.875%		1,700,000	1,746,224
06/15/2033	5.375%		8,270,000	10,345,665
Total				12,091,889
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	675,000	715,374
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		954,723	936,052
Total				1,651,426
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%		600,000	623,355
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%		1,600,000	1,614,034
03/12/2024	3.000%		400,000	418,595
Total				2,655,984
Jordan 0.0%
Jordan Government International Bond(a)
07/07/2030	5.850%		500,000	491,757
Kazakhstan 0.1%
Development Bank of Kazakhstan JSC(a)
05/06/2031	2.950%		500,000	493,964
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%		950,000	1,034,329
04/19/2027	4.750%		1,725,000	1,890,063
04/19/2027	4.750%		300,000	328,706
04/24/2030	5.375%		2,662,000	3,060,288
04/24/2030	5.375%		500,000	574,810
KazTransGas JSC(a)
09/26/2027	4.375%		200,000	218,125
Total				7,600,285
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%		400,000	416,241

50	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,000,000	1,085,732
01/28/2032	2.480%	1,550,000	1,555,175
Total			2,640,907
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,133,910	1,386,477
Mexico 0.4%
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,509,096
07/31/2047	5.500%	2,150,000	2,069,676
Mexico Government International Bond
01/11/2028	3.750%	510,000	547,936
04/22/2029	4.500%	1,500,000	1,666,278
05/24/2031	2.659%	1,558,000	1,504,350
04/27/2032	4.750%	810,000	906,583
08/14/2041	4.280%	350,000	358,273
05/24/2061	3.771%	550,000	497,615
04/19/2071	3.750%	750,000	658,322
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	43,956
Petroleos Mexicanos
12/20/2022	1.700%	153,750	150,909
08/04/2026	6.875%	2,750,000	2,910,852
03/13/2027	6.500%	15,627,000	16,022,708
02/12/2028	5.350%	276,000	265,231
01/23/2029	6.500%	625,000	623,437
01/28/2031	5.950%	2,075,000	1,948,215
06/15/2035	6.625%	900,000	829,242
01/23/2045	6.375%	940,000	758,010
01/23/2046	5.625%	300,000	226,988
09/21/2047	6.750%	5,135,000	4,211,609
02/12/2048	6.350%	770,000	608,427
01/23/2050	7.690%	2,161,000	1,948,394
01/28/2060	6.950%	800,000	657,311
Petroleos Mexicanos(a)
10/16/2025	6.875%	950,000	1,009,728
Total			41,933,146
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,254,649
12/15/2032	3.000%	1,350,000	1,258,654
12/15/2050	4.000%	350,000	306,190
OCP SA(a)
06/23/2031	3.750%	350,000	337,355
Total			3,156,848
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.1%
Equate Petrochemical BV(a)
04/28/2028	2.625%	700,000	698,616
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	485,070
01/17/2027	7.375%	4,255,000	4,915,229
01/03/2031	5.600%	4,315,000	4,488,288
03/19/2049	6.900%	2,398,000	2,476,165
Total			13,063,368
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	888,620
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	800,000	877,170
10/28/2032	7.375%	2,000,000	2,231,473
Total			3,108,643
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	816,842
Panama Government International Bond
03/16/2025	3.750%	200,000	211,440
01/23/2030	3.160%	1,350,000	1,380,881
01/26/2036	6.700%	840,000	1,104,896
Total			3,514,059
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	431,000	405,352
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	585,023
Peruvian Government International Bond
08/25/2027	4.125%	112,000	122,619
06/20/2030	2.844%	790,000	796,678
01/23/2031	2.783%	420,000	416,688
12/01/2032	1.862%	825,000	748,682
01/15/2034	3.000%	1,955,000	1,926,364
03/14/2037	6.550%	1,785,000	2,394,228
12/01/2060	2.780%	600,000	509,979
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	2,146,945
Total			9,647,206

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		200,000	204,670
06/10/2031	1.648%		400,000	380,246
01/15/2032	6.375%		400,000	531,626
10/23/2034	6.375%		275,000	377,989
Total				1,494,531
Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%		850,000	853,427
Qatar Government International Bond(a)
04/23/2028	4.500%		1,106,000	1,266,091
04/16/2030	3.750%		640,000	713,924
04/23/2048	5.103%		1,910,000	2,550,868
Qatar Petroleum(a)
07/12/2041	3.125%		1,200,000	1,206,682
Total				6,590,992
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%		150,000	157,700
02/14/2031	3.000%		1,050,000	1,040,388
12/02/2040	2.625%	EUR	500,000	501,762
06/15/2048	5.125%		4,400,000	5,012,889
Total				6,712,739
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		800,000	864,374
Gazprom PJSC via Gaz Finance PLC(a)
01/27/2029	2.950%		750,000	716,114
02/25/2030	3.250%		3,400,000	3,281,978
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	211,927
05/27/2026	4.750%		800,000	880,259
06/23/2027	4.250%		1,000,000	1,083,240
04/04/2042	5.625%		800,000	1,042,215
Total				8,080,107
Saudi Arabia 0.1%
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%		875,000	876,249
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		1,000,000	968,130
11/24/2050	3.250%		600,000	578,974
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
04/17/2025	4.000%	1,675,000	1,810,246
10/26/2026	3.250%	1,200,000	1,279,173
03/04/2028	3.625%	400,000	435,098
04/17/2030	4.500%	750,000	871,122
10/22/2030	3.250%	505,000	538,117
02/02/2033	2.250%	1,300,000	1,257,466
02/02/2061	3.450%	575,000	571,199
Total			9,185,774
Serbia 0.0%
Serbia International Bond(a)
12/01/2030	2.125%	2,870,000	2,624,072
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	200,000	204,653
02/11/2025	7.125%	950,000	977,033
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,975,000	1,964,494
09/30/2029	4.850%	3,925,000	3,953,615
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,153,257
Total			8,253,052
South Korea 0.0%
Korea Development Bank (The)
09/14/2022	3.000%	200,000	203,735
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,080,000	1,061,731
02/05/2025	7.375%	1,479,000	1,516,492
10/14/2025	6.375%	400,000	396,985
10/09/2026	4.875%	2,275,000	2,099,686
Turkiye Vakiflar Bankasi TAO(a)
02/05/2025	5.250%	500,000	479,176
01/08/2026	6.500%	800,000	781,022
Total			6,335,092
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2022	7.750%	2,410,000	2,427,211
02/01/2024	8.994%	1,400,000	1,438,345
09/01/2025	7.750%	3,050,000	3,054,938
11/01/2028	9.750%	3,850,000	4,150,489
Total			11,070,983
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,170,026

52	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	829,884
DP World Ltd.(a)
07/02/2037	6.850%	300,000	394,420
Total			2,394,330
United Kingdom 0.0%
Gazprom PJSC via Gaz Finance PLC(a),(k)
12/31/2049	4.599%	2,425,000	2,474,672
United States 0.1%
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	2,020,483
Citgo Holding, Inc.(a)
08/01/2024	9.250%	350,000	341,269
DAE Funding LLC(a)
08/01/2024	1.550%	1,910,000	1,874,939
Total			4,236,691
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	615,000	706,252
04/20/2055	4.975%	1,000,000	1,278,871
Total			1,985,123
Virgin Islands 0.0%
1MDB Global Investments Ltd(a)
03/09/2023	4.400%	2,800,000	2,801,316
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	421,961
04/28/2025	3.250%	300,000	316,471
Total			3,539,748
Total Foreign Government Obligations (Cost $257,727,569)			261,505,720

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
02/15/2051	0.125%	6,521,846	7,829,247
Total Inflation-Indexed Bonds (Cost $7,342,083)			7,829,247

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	6,050,566
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	2,100,538
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	1,038,813
Total			9,189,917
Hospital 0.0%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,650,000	6,314,639
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,290,704
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	506,121
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,572,675
Total			8,369,500
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(p)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,740,000	3,138,827
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,854,821

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	1,063,753
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,335,554
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,670,568
Total			7,924,696
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	1,127,770
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	3,223,574
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,348,714
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	1,010,920
Total			6,583,208
Water & Sewer 0.0%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,515,000	2,552,016
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power Water System
Revenue Bonds
Taxable
Series 2009 (BAM)
07/01/2039	6.008%	1,390,000	1,862,917
Total			4,414,933
Total Municipal Bonds (Cost $42,949,198)			47,063,490

Residential Mortgage-Backed Securities - Agency 16.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,394,727	1,513,580
Federal Home Loan Mortgage Corp.
03/01/2022- 08/01/2022	8.500%	156	157
08/01/2024- 02/01/2025	8.000%	6,552	6,937
10/01/2028- 07/01/2032	7.000%	131,415	148,735
03/01/2031- 06/01/2050	3.000%	32,214,701	33,847,049
10/01/2031- 07/01/2037	6.000%	485,041	566,264
04/01/2033- 09/01/2039	5.500%	802,688	921,823
05/01/2033- 01/01/2050	3.500%	65,512,964	70,126,202
10/01/2039- 08/01/2048	5.000%	1,121,096	1,246,478
09/01/2040- 04/01/2049	4.000%	17,611,034	19,161,974
09/01/2040- 10/01/2048	4.500%	4,487,596	4,866,344
06/01/2050	2.500%	11,765,267	12,072,132
CMO Series 2060 Class Z
05/15/2028	6.500%	90,459	101,296
CMO Series 2310 Class Z
04/15/2031	6.000%	73,287	83,008
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,719,270
CMO Series 2882 Class ZC
11/15/2034	6.000%	3,553,407	3,980,280
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,711,517	3,217,857
CMO Series 3028 Class ZE
09/15/2035	5.500%	138,402	149,845
CMO Series 3032 Class PZ
09/15/2035	5.800%	331,273	441,927

54	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3071 Class ZP
11/15/2035	5.500%	7,266,293	8,792,197
CMO Series 3121 Class EZ
03/15/2036	6.000%	106,428	122,796
CMO Series 3181 Class AZ
07/15/2036	6.500%	45,733	53,777
CMO Series 353 Class 300
12/15/2046	3.000%	7,516,210	7,866,067
CMO Series 3740 Class BA
10/15/2040	4.000%	1,608,338	1,772,934
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,322,630
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,691,956	7,339,797
CMO Series 3769 Class ZC
12/15/2040	4.500%	3,765,573	4,077,879
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,708,962	2,979,953
CMO Series 3841 Class JZ
04/15/2041	5.000%	362,248	412,780
CMO Series 3888 Class ZG
07/15/2041	4.000%	727,370	777,743
CMO Series 3926 Class NY
09/15/2041	4.000%	573,615	622,588
CMO Series 3928 Class MB
09/15/2041	4.500%	1,091,163	1,190,828
CMO Series 3934 Class CB
10/15/2041	4.000%	3,536,115	3,863,551
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,354,126	1,468,190
CMO Series 4027 Class AB
12/15/2040	4.000%	1,643,565	1,744,789
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,558,887	5,919,198
CMO Series 4057 Class ZL
06/15/2042	3.500%	9,211,393	9,571,875
CMO Series 4077 Class KM
11/15/2041	3.500%	148,275	152,004
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,826,882
CMO Series 4182 Class QN
02/15/2033	3.000%	668,795	684,435
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,322,788
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,662,542
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,784,388	13,513,063
CMO Series 4463 Class ZA
04/15/2045	4.000%	5,202,763	5,625,591
CMO Series 4495 Class PA
09/15/2043	3.500%	209,381	216,918
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,510,937	3,728,952
CMO Series 4758 Class HA
06/15/2045	4.000%	325,985	328,515
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,120,280	9,779,751
CMO Series 4774 Class KA
12/15/2045	4.500%	1,101,805	1,116,442
CMO Series 4787 Class PY
05/15/2048	4.000%	1,638,340	1,730,014
CMO Series 4793 Class CD
06/15/2048	3.000%	1,284,925	1,334,051
CMO Series 4839 Class A
04/15/2051	4.000%	3,315,010	3,573,480
CMO Series 4846 Class MC
06/15/2046	4.000%	218,216	218,300
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,059,103	1,100,520
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	6.011%	18,986,381	3,299,516
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	6.561%	4,048,351	878,705
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.061%	6,436,816	1,066,231
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.806%	2,061,969	364,883
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	6.561%	3,132,299	522,000

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.861%	4,861,755	859,904
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	6.511%	11,978,744	1,308,599
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	5.461%	5,939,877	948,639
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	6.011%	9,817,160	1,633,473
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	6.011%	15,492,584	2,405,382
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.958%	21,153,114	3,999,259
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	1.389%	51,037	51,309
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	0.539%	142,148	142,590
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	0.489%	351,266	351,939
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	0.339%	142,446	142,667
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	0.289%	315,319	314,438
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	19.622%	412,919	569,642
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	23.506%	722,525	1,085,437
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	0.789%	627,058	639,492
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	1.349%	262,132	271,145
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.089%	837,657	859,090
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	31,075	33,539
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.499%	212,947	212,626
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	0.300%	9,043,600	9,042,340
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C30
12/15/2042	4.500%	8,985,609	1,534,138
CMO Series 364 Class C15
12/15/2046	3.500%	6,422,421	919,676
CMO Series 4146 Class IA
12/15/2032	3.500%	6,777,917	745,557
CMO Series 4186 Class IB
03/15/2033	3.000%	6,714,385	650,461
CMO Series 4627 Class PI
05/15/2044	3.500%	3,303,628	218,965
CMO Series 4698 Class BI
07/15/2047	5.000%	16,100,561	2,964,369

56	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5048 Class HI
01/15/2042	4.500%	3,961,952	679,382
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	701,972
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 351 Class 213
02/15/2046	4.277%	414,061	58,478
CMO Series 364 Class 141
12/15/2046	2.855%	457,568	48,191
CMO Series 364 Class 151
12/15/2046	3.390%	482,935	56,315
CMO Series 364 Class 158
12/15/2046	3.855%	271,982	36,463
CMO Series 364 Class 167
12/15/2046	2.517%	389,741	43,982
CMO Series 364 Class C23
12/15/2046	2.947%	5,498,325	660,891
CMO Series 364 Class C24
12/15/2046	3.472%	3,204,584	438,136
CMO Series 364 Class C25
12/15/2046	4.094%	1,010,128	164,026
CMO Series 368 Class C15
01/25/2048	3.287%	6,519,750	669,497
CMO Series 3833 Class LI
10/15/2040	1.658%	8,294,158	497,118
CMO Series 5094 Class IO
12/15/2048	1.653%	14,768,488	1,215,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K051 Class X1
09/25/2025	0.657%	17,606,620	306,151
CMO Series K058 Class X1
08/25/2026	1.049%	2,406,926	92,284
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 4257 Class IK
12/15/2042	4.000%	5,357,597	897,541
CMO Series 5079 Class DI
02/25/2051	6.500%	15,725,684	3,577,285
CMO Series 5095 Class AI
04/25/2051	3.500%	30,055,357	4,585,904
Federal Home Loan Mortgage Corp. REMICS(d),(e)
CMO Series 5065 Class EI
11/25/2044	5.436%	1,947,722	449,819
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
04/01/2023	8.500%	3	3
06/01/2024	9.000%	73	74
02/01/2025- 08/01/2027	8.000%	15,172	16,353
03/01/2026- 07/01/2038	7.000%	425,869	495,082
04/01/2027- 06/01/2032	7.500%	33,098	36,664
05/01/2029- 10/01/2040	6.000%	1,499,218	1,740,791
08/01/2029- 03/01/2050	3.000%	35,719,713	37,442,597
01/01/2031	2.500%	1,873,118	1,961,136
03/01/2033- 04/01/2041	5.500%	754,741	865,507
10/01/2033- 06/01/2049	3.500%	66,052,693	70,623,939
07/01/2039- 10/01/2041	5.000%	2,495,151	2,835,018
08/01/2040- 05/01/2041	2.000%	24,656,854	25,114,171
10/01/2040- 06/01/2056	4.500%	8,844,198	9,716,320
02/01/2041- 06/01/2047	4.000%	39,008,634	42,690,139
CMO Series 2003-22 Class Z
04/25/2033	6.000%	106,573	122,023
CMO Series 2003-33 Class PT
05/25/2033	4.500%	5,860	6,425
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	598,596	683,210
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,763,583	1,938,784
CMO Series 2010-37 Class A1
05/25/2035	5.410%	298,724	308,556
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	4,132,774	4,417,275
CMO Series 2011-53 Class WT
06/25/2041	4.500%	393,116	436,750
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	8,205,454
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,774,721	13,484,982
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	9,132,326	9,713,971
CMO Series 2012-94
09/25/2042	3.500%	5,526,602	5,851,672
CMO Series 2013-106 Class LA
08/25/2041	4.000%	2,134,696	2,338,755

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	10,803,603	10,869,358
CMO Series 2013-16 Class GD
03/25/2033	3.000%	2,563,409	2,623,527
CMO Series 2013-66 Class AP
05/25/2043	6.000%	182,923	206,608
CMO Series 2016-9 Class A
09/25/2043	3.000%	52,071	52,449
CMO Series 2018-38 Class PA
06/25/2047	3.500%	903,539	933,326
CMO Series 2018-55 Class PA
01/25/2047	3.500%	2,998,216	3,078,886
CMO Series 2018-64 Class ET
09/25/2048	3.000%	4,233,327	4,392,044
CMO Series 2018-94D Class KD
12/25/2048	3.500%	1,343,669	1,401,853
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	5,468,762	5,789,256
CMO Series 98-17 Class Z
04/18/2028	6.500%	69,407	75,098
Federal National Mortgage Association(b)
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.441%	83,505	83,545
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	0.292%	498,847	497,557
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	15.496%	179,538	222,860
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	0.582%	231,036	234,014
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	38.628%	69,401	116,048
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	32.540%	328,932	597,122
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	9.802%	568,776	606,564
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	0.642%	116,251	117,251
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	0.592%	1,055,622	1,066,620
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	451,075	459,349
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	87,578	96,545
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	7.508%	1,428,065	301,691
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	6.498%	1,033,047	192,773
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	6.108%	3,288,790	666,908
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	6.158%	5,426,522	856,355
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	6.508%	4,364,373	920,202

58	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	6.158%	7,999,089	1,417,647
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	6.358%	1,981,547	356,940
CMO Series 2011-131 Class ST
-1.0 x 1-month USD LIBOR + 6.540% Cap 6.540% 12/25/2041	6.448%	24,294,565	4,617,325
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	5.838%	6,615,722	1,053,373
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	6.608%	2,908,554	233,941
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	6.058%	5,390,468	903,073
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	6.108%	6,365,879	781,631
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	6.058%	14,498,223	3,501,723
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	6.608%	4,100,554	1,065,287
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	6.008%	6,884,890	1,194,661
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	6.608%	5,520,295	953,473
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	6.008%	6,376,972	1,038,360
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	6.008%	2,886,807	460,863
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	6.008%	8,524,359	1,518,208
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	6.008%	27,540,655	4,897,951
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	6.158%	8,010,961	1,315,098
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	6.008%	11,291,943	1,892,439
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	6.008%	8,060,069	1,433,272
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.558%	5,315,370	931,774
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	6.058%	7,882,369	1,341,047

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	8,259,193	643,116
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	6.158%	5,996,650	1,051,337
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	6.108%	4,180,722	732,756
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	6.058%	18,375,053	3,132,932
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	6.008%	16,798,200	2,903,104
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	5,166,233	636,473
CMO Series 2013-23 Class AI
03/25/2043	5.000%	6,031,287	1,080,206
CMO Series 2013-35 Class IB
04/25/2033	3.000%	8,569,892	919,284
CMO Series 2013-41 Class HI
02/25/2033	3.000%	9,520,894	793,683
CMO Series 2015-54 Class GI
07/25/2045	5.500%	26,057,774	4,702,860
CMO Series 2020-42 Class AI
06/25/2050	2.500%	22,035,849	2,756,356
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,503,710
CMO Series 2021-33 Class AI
05/25/2047	2.500%	38,812,704	4,637,730
CMO Series 385 Class 8
12/25/2037	5.500%	2,658,197	547,839
Federal National Mortgage Association(d),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.218%	8,616,488	655,449
Federal National Mortgage Association(f)
CMO Series G93-28 Class E
07/25/2022	0.000%	11,494	11,475
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS
CMO Series 2018-11 Class BX
12/25/2047	4.000%	13,260,365	14,078,789
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	3,591,384	3,944,653
05/20/2041- 08/20/2048	4.500%	5,525,691	5,895,356
02/15/2042- 10/20/2048	4.000%	8,038,978	8,590,938
03/20/2046- 07/20/2049	3.500%	17,380,170	18,325,097
12/20/2046- 10/20/2049	3.000%	9,913,311	10,343,198
09/20/2051	2.500%	8,927,267	9,183,235
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,469,186	1,891,264
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,807,524	2,022,598
CMO Series 2009-55 Class LX
07/20/2039	5.000%	2,186,218	2,399,647
CMO Series 2009-67 Class DB
08/20/2039	5.000%	2,475,166	2,749,055
CMO Series 2010-108 Class WL
04/16/2040	4.000%	2,439,525	2,650,675
CMO Series 2010-120 Class AY
09/20/2040	4.000%	2,241,295	2,464,984
CMO Series 2010-135 Class PE
10/16/2040	4.000%	4,359,050	4,754,587
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,348,246
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	4,210	4,214
CMO Series 2014-3 Class EP
02/16/2043	2.750%	7,609,875	7,933,089
CMO Series 2018-115 Class DE
08/20/2048	3.500%	2,137,327	2,267,594
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	772,770
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	491,850	520,709
CMO Series 2019-H17
03/20/2069	3.000%	1,001,749	1,022,804
Government National Mortgage Association(b)
1-year CMT + 1.136% 03/20/2066	1.206%	283,403	288,160
1-year CMT + 0.685% 04/20/2066	0.754%	510,224	516,620

60	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	12.268%	79,041	83,226
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	39.113%	692,340	1,288,377
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	0.635%	578,287	580,260
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	0.425%	235,705	235,623
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	0.541%	92,091	91,662
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	0.635%	146,221	146,675
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.775%	2,681	2,703
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.725%	2,390	2,406
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	0.775%	27,050	27,364
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.339%	157,680	157,791
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	0.415%	209,995	209,897
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.475%	7,269	7,273
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	0.475%	1,159,595	1,160,162
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	0.545%	995,379	997,363
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	0.625%	371,470	372,388
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	0.575%	393,226	393,964
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	0.675%	2,265,115	2,271,510
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	0.675%	269,276	270,101
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	0.775%	9,882	9,974
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	0.725%	3,143,865	3,159,038
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	0.375%	2,826,116	2,821,821
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	0.525%	606,161	607,316
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	0.475%	2,519,715	2,520,077
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.909%	9,192,721	1,331,503

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.861%	6,187,856	1,036,306
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	6.509%	3,120,987	564,075
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	5.609%	4,082,709	586,235
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	6.109%	12,193,009	2,610,048
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	6.009%	18,016,903	2,230,730
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	6.009%	13,609,296	2,010,730
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	6.009%	11,387,756	2,072,840
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	5.509%	5,743,079	895,857
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	3,917	4,109
CMO Series 2017-H04 Class DA
12/20/2066	4.396%	1,351	1,428
Series 2003-72 Class Z
11/16/2045	5.298%	384,683	414,331
Government National Mortgage Association(d),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.402%	12,848,369	289,516
CMO Series 2014-H05 Class AI
02/20/2064	1.358%	5,038,134	282,342
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-H14 Class BI
06/20/2064	1.664%	5,886,032	356,523
CMO Series 2014-H15 Class HI
05/20/2064	1.438%	7,898,401	304,183
CMO Series 2014-H20 Class HI
10/20/2064	1.302%	2,669,568	149,442
CMO Series 2015-163 Class IO
12/16/2057	0.758%	1,924,188	67,463
CMO Series 2015-189 Class IG
01/16/2057	0.835%	11,580,792	440,312
CMO Series 2015-30 Class IO
07/16/2056	0.681%	3,195,717	114,902
CMO Series 2015-32 Class IO
09/16/2049	0.666%	6,412,344	181,480
CMO Series 2015-73 Class IO
11/16/2055	0.649%	2,871,873	82,337
CMO Series 2015-9 Class IO
02/16/2049	0.693%	10,770,558	298,287
CMO Series 2015-H22 Class BI
09/20/2065	1.801%	2,394,614	134,455
CMO Series 2016-72 Class IO
12/16/2055	0.788%	8,278,942	303,451
CMO Series 2021-33 Class IO
10/16/2062	0.966%	8,568,329	679,490
CMO Series 2021-40 Class IO
02/16/2063	0.842%	7,529,063	575,167
CMO Series 2021-H03 Class IO
04/20/2070	4.134%	21,599,455	1,953,757
CMO Series 2021-H08 Class IA
01/20/2068	4.196%	2,621,481	262,814
Government National Mortgage Association(e)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	8,204,343	1,247,886
CMO Series 2017-101 Class AI
07/20/2047	4.000%	5,802,816	755,448
CMO Series 2017-52 Class AI
04/20/2047	6.000%	4,130,279	724,495
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,724,074	282,414
CMO Series 2019-108 Class MI
07/20/2049	3.500%	11,126,132	1,426,589
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,882,004	1,226,221
CMO Series 2020-134 Class AI
09/20/2050	3.000%	13,379,389	1,562,274

62	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(c)
01/21/2051- 12/20/2051	2.000%	84,675,000	85,665,755
01/21/2051- 12/20/2051	2.500%	98,693,000	101,314,616
01/21/2051	3.000%	27,600,000	28,555,219
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,349,412	4,710,519
Uniform Mortgage-Backed Security TBA(c)
01/19/2036	1.500%	28,622,000	28,719,270
01/19/2036- 02/11/2051	2.000%	432,511,000	433,498,433
12/16/2036- 01/13/2052	2.500%	320,766,000	327,995,721
01/14/2049	3.000%	24,000,000	24,890,198
Total Residential Mortgage-Backed Securities - Agency (Cost $1,839,624,746)			1,852,514,238

Residential Mortgage-Backed Securities - Non-Agency 4.8%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.240% Floor 0.240% 04/25/2036	0.572%	10,033,209	9,760,022
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2019-F Class A1
07/25/2059	2.860%	6,788,878	6,791,131
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	462,214	459,384
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	447,717	447,349
Banc of America Funding Trust(q)
CMO Series 2006-D Class 3A1
05/20/2036	2.946%	814,328	863,977
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	0.511%	1,961,604	1,966,245
Bayview MSR Opportunity Master Fund Trust(a),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.507%	1,000,000	1,057,600
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	755,134	759,195
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.700% Floor 2.700% 03/25/2029	2.786%	2,290,000	2,296,065
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	293,074	293,452
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	1.600%	2,200,000	2,204,526
BVRT Financing Trust(a),(b),(i)
CMO Series 2021-4F Class A
1-month USD LIBOR + 0.000% 09/14/2026	2.050%	8,241,266	8,241,266
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	0.242%	1,895,590	1,851,521
Central Park Funding Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 2.750% Floor 2.750% 08/29/2022	2.859%	9,509,815	9,715,578
CMO Series 2021-2 Class PT
1-month USD LIBOR + 3.000% 10/27/2022	3.093%	7,345,809	7,368,572
Chase Mortgage Finance Corp.(a),(d)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.903%	958,152	981,476
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.744%	308,023	311,884
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	8,994,633	8,908,975
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.175%	4,867,923	4,758,956
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.784%	855,445	880,980
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,139,759
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	8,158,618	8,050,847

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	5,411,871	5,327,243
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	7,551,685	7,551,753
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	11,510,064	11,501,028
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	340,419	347,329
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-12 Class 3A1
10/25/2035	2.702%	64,140	64,079
CMO Series 2015-A Class A4
06/25/2058	4.250%	37,597	37,785
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.781%	494,468	480,135
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-1R Class A2
09/25/2065	1.512%	569,593	570,010
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	2.542%	658,758	661,550
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% Floor 2.300% 08/25/2031	2.392%	358,617	360,310
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	2.092%	574,622	576,701
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	3.742%	1,500,000	1,554,572
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.742%	3,500,000	3,646,721
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	4.192%	2,000,000	2,025,232
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.381%	353,045	332,734
Credit Suisse Mortgage Capital Trust(a),(b),(h),(i),(r)
CMO Series 2021-RP11 Class CERT
1-month USD LIBOR + 0.000% 10/01/2061	2.000%	430,000	450,683
CMO Series 2021-RP11 Class PT
1-month USD LIBOR + 0.000% 10/01/2061	2.000%	10,200,000	10,690,620
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a)
CMO Series 2020-11R Class A1
04/25/2038	2.000%	2,629,471	2,676,356
Credit-Based Asset Servicing & Securitization LLC(d)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,684,234	1,584,939
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,915,715	7,209,764
CMO Series 2020-RPL2 Class A12
02/25/2060	3.425%	4,274,981	4,384,635
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	3,142,331	3,114,582
CSMCM Trust Certificates(a),(d),(h),(i)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,984,870	1,885,627
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.010%	1,000,000	996,379
Deephaven Residential Mortgage Trust(a),(d),(h),(i)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	2,000,000
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,900,000	1,958,347
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	0.669%	1,207,069	1,180,161
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	0.289%	2,040,362	1,826,450
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.892%	493,283	493,193
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.450% Floor 3.450% 04/25/2034	3.499%	1,500,000	1,502,803
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.092%	1,144,617	1,164,885

64	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.092%	212,910	218,874
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% 07/25/2025	5.092%	121,396	122,066
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.792%	1,720,558	1,813,320
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.642%	1,605,116	1,678,277
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.092%	3,680,690	3,766,516
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	2.942%	3,186,346	3,279,696
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.892%	542,420	552,913
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	2.592%	2,127,698	2,158,568
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	2.092%	3,614,265	3,636,170
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	2.192%	1,948,874	1,962,875
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.092%	1,336,365	1,364,011
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	5.642%	2,979,718	3,118,885
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	2.592%	3,000,000	3,066,372
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	2.742%	2,770,815	2,831,188
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	2.392%	1,531,052	1,546,201
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	5.242%	1,564,072	1,619,602
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.742%	886,694	897,467
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	2.142%	1,447,339	1,452,930
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	0.302%	1,510,394	1,441,705
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	0.192%	3,661,057	2,223,888
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	2.817%	233,660	129,111
Flagstar Mortgage Trust(a),(d)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.536%	935,550	940,196
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.078%	897,773	922,739
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.078%	960,185	983,593
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	1.942%	2,254,126	2,264,561
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	1.992%	120,250	120,548
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.192%	2,420,389	2,443,613
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.692%	1,910,165	1,923,078
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	1,500,000	1,507,755

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	3.050%	6,000,000	6,013,222
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.300%	11,700,000	11,786,898
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	2.150%	2,310,000	2,308,732
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	3.550%	2,025,000	2,089,502
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	3.400%	2,000,000	2,002,267
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	3.400%	1,220,000	1,215,116
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-HQA2 Class M2
1-month USD LIBOR + 2.300% 10/25/2048	2.392%	1,100,000	1,110,293
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	3.992%	869,947	876,139
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	577,087	578,263
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.650%	8,461,918	8,547,490
CMO Series 2021-DNA2 Class M2
30-day Average SOFR + 2.300% 08/25/2033	2.350%	1,000,000	1,018,102
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.050%	1,805,000	1,886,294
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	3.698%	810,000	814,482
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,637,949	1,677,801
CMO Series 2019-1 Class B2
02/25/2059	4.500%	919,832	942,033
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	479,461	494,530
GCAT LLC(a),(d)
CMO Series 2019-4 Class A1
11/26/2049	3.228%	6,533,191	6,566,169
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.949%	1,000,000	1,008,103
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	43,668	44,001
GS Mortgage-Backed Securities Trust(a),(d),(h),(i)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.398%	1,029,000	1,015,623
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	0.962%	1,272,232	1,265,121
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	2.652%	1,085,085	880,955
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.289%	6,324,637	5,893,739
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	0.632%	3,575,638	3,564,252
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	0.652%	3,187,401	3,178,076
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	0.352%	2,173,369	2,159,632

66	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
12/31/2049	5.875%	36,415	45,732
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	21,394	20,220
JPMorgan Mortgage Trust(a),(d)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	932,570	944,865
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	229,517	231,677
CMO Series 2019-1 Class A3
05/25/2049	4.000%	555,903	562,195
CMO Series 2019-2 Class A3
08/25/2049	4.000%	208,201	209,222
CMO Series 2019-3 Class A3
09/25/2049	4.000%	59,734	59,802
CMO Series 2019-5 Class A3
11/25/2049	4.000%	474,964	479,738
CMO Series 2019-8 Class A15
03/25/2050	3.500%	257,078	260,873
CMO Series 2019-9 Class B2A
05/25/2050	3.516%	1,444,920	1,487,274
CMO Series 2019-HYB1 Class B1
10/25/2049	3.695%	967,831	1,001,756
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	237,296	240,504
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	85,319	85,471
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	74,078	74,426
CMO Series 2019-LTV3 Class B3
03/25/2050	4.453%	1,616,147	1,649,961
CMO Series 2020-1 Class A15
06/25/2050	3.500%	659,463	663,876
CMO Series 2020-2 Class A15
07/25/2050	3.500%	463,945	470,776
CMO Series 2020-5 Class A15
12/25/2050	3.000%	319,057	322,945
CMO Series 2020-5 Class B1
12/25/2050	3.736%	971,834	997,664
CMO Series 2021-13 Class A3
04/25/2052	2.500%	11,696,266	11,738,756
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.478%	444,564	450,150
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.778%	1,326,990	1,359,409
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.795%	550,374	561,712
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.116%	1,122,250	1,130,927
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.116%	935,209	951,222
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.458%	2,183,692	2,191,158
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.238%	956,661	976,027
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.446%	1,917,449	1,949,608
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.770%	2,009,889	2,028,604
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	1,148,919	1,169,253
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	957,433	972,661
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.542%	1,946,125	1,992,319
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	0.839%	929,263	929,263
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.585%	582,237	590,787
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,119,029	1,120,358
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	2,113,543	2,112,943
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	955,642	956,184
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	8,954,280	8,979,656
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	3,917,253	3,925,573
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	1,593,223	1,585,045
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,164,965	1,167,546
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	3,008,767	3,011,744

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	67

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	0.892%	286,447	286,709
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	0.392%	876,522	872,037
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	0.612%	1,374,484	1,267,406
Loan Revolving Advance Investment Trust(a),(b),(h),(i)
CMO Series 2021-1 Class A1Y
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	8,200,000	8,200,000
Loan Revolving Advance Investment Trust(a),(b),(h)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	10,400,000	10,400,000
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.242%	4,266,314	3,344,275
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	458,603	481,503
Mello Mortgage Capital Acceptance Trust(a),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.990%	2,021,659	1,977,960
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	0.432%	17,976,063	9,732,692
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	46,593	46,594
Morgan Stanley Resecuritization Trust(a),(d)
CMO Series 2015-R4 Class 4B1
08/26/2047	3.030%	1,581,368	1,605,286
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	0.612%	669,169	673,554
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRA Issuance Trust(a),(b)
CMO Series 2020-7 Class A
1-month USD LIBOR + 1.600% 12/11/2021	1.686%	23,220,000	23,222,645
MRA Issuance Trust(a),(b),(h),(i)
CMO Series 2021-10 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 02/22/2023	1.586%	8,930,000	8,930,000
CMO Series 2021-9 Class A2X
1-month USD LIBOR + 0.000% 07/15/2022	1.315%	14,000,000	14,000,000
CMO Series 2021-EBO3 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 03/31/2023	1.860%	6,690,000	6,690,000
CMO Series 2021-EBO3 Class A2
1-month USD LIBOR + 2.750% Floor 2.750% 03/31/2023	2.860%	7,720,000	7,720,000
CMO Series 2021-EBO6 Class A1X
1-month USD LIBOR + 1.600% Floor 1.600% 02/16/2022	1.700%	9,890,000	9,890,000
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	0.842%	1,511,858	1,509,849
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.642%	247,864	249,779
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.492%	92,752	92,802
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.692%	505,138	510,942
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.700%	1,290,000	1,294,906

68	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.100%		915,000	925,952
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.050%		2,250,000	2,293,496
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	2.950%		2,200,000	2,200,045
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	3.400%		2,000,000	1,991,309
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%		184,758	187,316
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%		161,953	164,816
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month USD LIBOR + 0.750% Floor 0.750% 11/25/2035	0.839%		8,400,000	8,308,523
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.750%		3,000,000	3,008,194
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	3.267%		53,544	53,536
RALI Trust(d),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.460%		26,093,240	326,332
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.619%		12,462,245	153,136
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.173%		27,010,479	163,114
Rathlin Residential(a),(b),(i)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	2.100%	EUR	4,020,000	4,491,608
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.101%	797,533	543,434
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.480%	211,625	202,936
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	475,888	522,742
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	0.677%	884,998	884,417
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	213,682	216,886
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	155,617	156,692
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	198,175	201,263
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.908%	426,014	426,423
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.188%	1,155,042	1,181,733
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.259%	1,874,669	1,927,502
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.339%	1,024,709	1,047,070
Station Place Securitization Trust(a),(b),(i)
CMO Series 2021-4 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 04/11/2022	0.991%	10,600,000	10,600,000
CMO Series 2021-8 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 06/20/2022	0.892%	7,370,000	7,370,000
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	2.763%	468,124	479,273
CMO Series 2006-5 Class 1A1
06/25/2036	2.939%	769,211	745,721
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	4.632%	7,340,000	7,355,055

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	69

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	0.242%	3,680,989	2,248,712
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	2.675%	273,115	281,937
CMO Series 2004-AR4 Class A6
06/25/2034	2.596%	2,233,207	2,253,854
CMO Series 2004-AR7 Class A6
07/25/2034	2.559%	973,619	992,229
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.051%	2,848,242	2,820,869
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.835%	447,403	412,272
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	0.732%	801,758	797,467
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.540%, Cap 10.500% 12/25/2045	0.632%	2,506,513	2,448,986
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	0.712%	784,073	782,050
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	0.672%	2,136,129	2,109,278
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	0.732%	568,746	570,183
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.023%	1,341,606	1,331,093
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	1.063%	451,659	456,627
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	0.402%	2,058,883	2,033,651
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	179,394	180,706
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.687%	1,099,506	1,111,544
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.379%	1,955,800	1,982,678
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	930,000	925,871
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $530,475,434)			532,716,271

Rights 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Chemicals 0.0%
TPC Group, Inc.(h),(i),(j)	700,569	3,284
Total Materials		3,284
Total Rights (Cost $—)		3,284

Senior Loans 0.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(s)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.340%	731,925	717,931
Airlines 0.0%
American Airlines, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.840%	174,500	162,634
United AirLines, Inc.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	721,375	718,367
Total			881,001
Automotive 0.1%
Clarios Global LP(b),(s)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.340%	1,686,525	1,663,335

70	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tenneco, Inc.(b),(s)
Tranche A Term Loan
3-month USD LIBOR + 1.750% 09/29/2023	1.840%	9,391,406	9,268,191
Total			10,931,526
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(s)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.850%	245,614	242,500
CSC Holdings LLC(b),(s)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.339%	694,545	680,328
3-month USD LIBOR + 2.500% 04/15/2027	2.589%	4,001,579	3,922,988
DIRECTV Financing LLC(b),(s)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	1,450,000	1,446,375
Intelsat Jackson Holdings S.A.(b),(r),(s),(t),(u)
Debtor in Possession Term Loan
1-month USD LIBOR + 4.750% 07/13/2022	5.392%	2,045,000	2,048,844
Virgin Media Bristol LLC(b),(s)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.589%	1,250,000	1,232,812
Total			9,573,847
Chemicals 0.0%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(s)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	1.882%	792,933	789,238
Nouryon Finance BV(b),(s)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.092%	391,661	386,358
Total			1,175,596
Consumer Cyclical Services 0.0%
Intrado Corp.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.000%	665,083	632,587
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	4.500%	505,469	476,091
Spin Holdco Inc.(b),(s)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	547,250	546,566
Total			1,655,244
Consumer Products 0.0%
Acuity Specialty Products, Inc.(b),(s)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	281,090	276,593
Diversified Manufacturing 0.0%
Vertiv Group Corp.(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.838%	1,399,940	1,386,696
Electric 0.0%
Vistra Operations Co., LLC(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.841%	284,440	281,217
Environmental 0.0%
Clean Harbors, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.840%	386,869	385,661
GFL Environmental, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	458,043	457,663
Total			843,324
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(s)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	174,893
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	2.750%	1,994,975	1,988,910
Total			2,163,803

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	71

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Hostess Brands LLC(b),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	3.000%	736,842	731,500
Gaming 0.0%
Caesars Resort Collection LLC(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.840%	4,580	4,529
Churchill Downs, Inc.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.100%	386,934	383,793
Total			388,322
Health Care 0.1%
Avantor Funding, Inc.(b),(s)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	2.750%	1,940,250	1,929,346
Change Healthcare Holdings LLC(b),(s)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	2,756,736	2,748,134
IQVIA, Inc./Quintiles IMS(b),(s)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.840%	540,243	536,732
Total			5,214,212
Independent Energy 0.0%
Ascent Resources Utica Holdings(b),(s)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	310,677
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(s)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.350%	1,624,778	679,157
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(b),(s)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.100%	1,246,875	1,218,297
Total			1,897,454
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 08/12/2028	5.250%	1,250,000	1,246,875
PowerTeam Services LLC(b),(s)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	454,998	438,732
Total			1,685,607
Packaging 0.0%
Berry Global, Inc.(b),(s)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	1.864%	2,246,297	2,221,655
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.836%	2,704,517	2,660,082
Endo Luxembourg Finance Co. I SARL(b),(r),(s)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	2,000,000	1,941,760
Grifols Worldwide Operations Ltd.(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.076%	2,232,955	2,188,296
Horizon Therapeutics USA, Inc.(b),(s)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	2.500%	1,318,375	1,309,898
Organon & Co.(b),(s)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	4,239,375	4,223,477
Total			12,323,513

72	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.000%	3,275,255	3,226,126
Restaurants 0.0%
1011778 BC ULC(b),(s)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.840%	552,037	538,926
Retailers 0.0%
Michaels Companies, Inc. (The)(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/15/2028	5.000%	1,995,000	1,979,539
Technology 0.1%
CommScope, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.340%	1,729,924	1,683,441
Peraton Corp.(b),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	2,288,500	2,280,330
SS&C Technologies Holdings, Inc.(b),(s)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.840%	100,613	99,120
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.840%	82,812	81,583
Total			4,144,474
Wireless 0.0%
Digicel International Finance Ltd.(b),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024	3.500%	1,984,500	1,931,176
SBA Senior Finance II LLC(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.850%	720,787	711,475
Total			2,642,651
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
Lumen Technologies, Inc.(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.340%	245,625	240,560
Telenet Financing USD LLC(b),(s)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.089%	750,000	735,000
Zayo Group Holdings, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.090%	2,863,487	2,798,028
Total			3,773,588
Total Senior Loans (Cost $71,377,461)			70,965,022

Treasury Bills 2.7%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 2.7%
U.S. Cash Management Bills
01/25/2022	0.030%	20,000,000	19,999,083
U.S. Treasury Bills
12/02/2021	0.030%	40,000,000	39,999,929
12/09/2021	0.070%	81,000,000	80,998,575
12/23/2021	0.080%	25,000,000	24,998,701
12/30/2021	0.080%	2,000,000	1,999,876
01/06/2022	0.040%	10,000,000	9,999,593
01/27/2022	0.050%	67,690,000	67,685,141
02/17/2022	0.050%	20,000,000	19,997,957
04/28/2022	0.070%	11,970,000	11,966,357
U.S. Treasury Bills(v)
01/13/2022	0.040%	25,000,000	24,998,795
Total			302,644,007
Total Treasury Bills (Cost $302,645,759)			302,644,007

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	520,000	454,015
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	7,351,000	6,465,166
04/15/2030	0.000%	425,000	370,988

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	73

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	3,000,000	2,564,828
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	429,306
Total U.S. Government & Agency Obligations (Cost $9,135,715)			10,284,303

U.S. Treasury Obligations 18.5%

U.S. Treasury
09/30/2023	0.250%	67,375,000	67,077,603
10/31/2023	0.375%	186,060,000	185,551,243
11/30/2023	0.500%	207,360,000	207,149,401
11/15/2024	0.750%	36,870,000	36,780,706
05/15/2025	2.125%	6,270,000	6,519,820
04/30/2026	0.750%	5,780,000	5,689,236
06/30/2026	0.875%	88,675,000	87,677,406
08/31/2026	0.750%	56,090,000	55,086,515
09/30/2026	0.875%	88,345,000	87,213,080
10/31/2026	1.125%	88,745,000	88,634,069
11/30/2026	1.250%	160,635,000	161,375,428
01/31/2028	0.750%	27,771,000	26,874,951
03/31/2028	1.250%	36,275,000	36,141,803
04/30/2028	1.250%	23,830,000	23,731,329
06/30/2028	1.250%	9,835,000	9,779,678
11/30/2028	1.500%	391,000	394,421
02/15/2029	2.625%	4,425,000	4,807,348
08/15/2030	0.625%	21,895,000	20,509,457
11/15/2030	0.875%	53,960,000	51,599,250
11/15/2031	1.500%	119,451,100	118,741,859
05/15/2039	4.250%	24,695,000	34,318,333
05/15/2040	4.375%	32,730,000	46,425,459
11/15/2040	1.375%	31,900,000	29,417,781
08/15/2041	1.750%	120,881,000	118,671,144
11/15/2041	2.000%	10,000,000	10,251,562
11/15/2042	2.750%	27,195,000	31,405,976
05/15/2043	2.875%	335,000	394,672
08/15/2043	3.625%	7,130,000	9,378,178
11/15/2048	3.375%	20,350,000	27,281,719
08/15/2049	2.250%	7,360,000	8,091,400
05/15/2050	1.250%	40,235,000	35,186,765
11/15/2050	1.625%	35,075,000	33,633,637
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2051	1.875%	17,780,000	18,077,259
05/15/2051	2.375%	8,325,000	9,443,672
08/15/2051	2.000%	41,978,300	43,965,710
11/15/2051	1.875%	141,550,000	144,336,766
U.S. Treasury(v)
05/15/2041	2.250%	111,177,000	118,368,762
05/15/2045	3.000%	10,035,000	12,231,724
U.S. Treasury(g)
STRIPS
11/15/2038	0.000%	2,860,000	2,094,280
02/15/2039	0.000%	1,610,000	1,170,646
05/15/2039	0.000%	9,580,000	6,920,802
02/15/2040	0.000%	5,735,000	4,061,769
11/15/2040	0.000%	4,170,000	2,875,020
08/15/2041	0.000%	335,000	226,164
11/15/2041	0.000%	3,500,000	2,346,914
05/15/2042	0.000%	400,000	265,250
08/15/2042	0.000%	5,510,000	3,622,395
05/15/2043	0.000%	18,965,000	12,344,289
11/15/2043	0.000%	9,279,000	5,983,143
11/15/2043	0.000%	7,025,000	4,618,389
02/15/2044	0.000%	5,980,000	3,820,192
08/15/2044	0.000%	1,255,000	797,856
02/15/2045	0.000%	8,770,000	5,650,141
02/15/2045	0.000%	935,000	592,702
Total U.S. Treasury Obligations (Cost $2,050,437,666)			2,069,605,074

Money Market Funds 9.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(w),(x)	1,022,563,773	1,022,461,517
Total Money Market Funds (Cost $1,022,461,517)		1,022,461,517
Total Investments in Securities (Cost: $12,121,897,760)		12,267,119,828
Other Assets & Liabilities, Net		(1,101,726,680)
Net Assets		11,165,393,148

At November 30, 2021, securities and/or cash totaling $33,355,392 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	841	03/2022	USD	136,347,125	3,625,652	—
U.S. Long Bond	216	03/2022	USD	35,019,000	743,328	—
U.S. Treasury 10-Year Note	985	03/2022	USD	128,850,313	1,807,063	—
74	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,218	03/2022	USD	159,329,625	1,582,847	—
U.S. Treasury 2-Year Note	194	03/2022	USD	42,434,469	83,271	—
U.S. Treasury 2-Year Note	367	03/2022	USD	80,275,516	58,749	—
U.S. Treasury 5-Year Note	5,030	03/2022	USD	610,634,143	3,749,192	—
U.S. Treasury 5-Year Note	1,561	03/2022	USD	189,502,962	1,278,274	—
U.S. Treasury Ultra 10-Year Note	304	03/2022	USD	44,654,750	451,375	—
U.S. Treasury Ultra 10-Year Note	155	03/2022	USD	22,768,047	350,820	—
U.S. Ultra Treasury Bond	741	03/2022	USD	148,616,813	4,991,824	—
U.S. Ultra Treasury Bond	596	03/2022	USD	119,535,250	4,971,746	—
U.S. Ultra Treasury Bond	250	03/2022	USD	50,140,625	1,739,679	—
Total					25,433,820	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(64)	03/2022	USD	(8,372,000)	—	(83,627)
U.S. Treasury 2-Year Note	(4,620)	03/2022	USD	(1,010,552,817)	—	(1,526,326)
U.S. Treasury 5-Year Note	(527)	03/2022	USD	(63,976,977)	—	(490,957)
U.S. Treasury Ultra 10-Year Note	(67)	03/2022	USD	(9,841,672)	—	(148,978)
U.S. Treasury Ultra 10-Year Note	(817)	03/2022	USD	(120,009,641)	—	(2,510,095)
Total					—	(4,759,983)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	223,000,000	(902,026)	—	—	—	(902,026)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	19,000,000	(722,039)	—	—	—	(722,039)
Total							(1,624,065)	—	—	—	(1,624,065)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.301	USD	28,100,000	252,149	—	—	252,149	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.173%
Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	75

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $3,406,802,001, which represents 30.51% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2021.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $107,805,042, which represents 0.97% of total net assets.
(i)	Valuation based on significant unobservable inputs.
(j)	Non-income producing investment.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2021.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2021, the total value of these securities amounted to $4,661,388, which represents 0.04% of total net assets.
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2021, the total value of these securities amounted to $3,138,827, which represents 0.03% of total net assets.
(q)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(r)	Represents a security purchased on a forward commitment basis.
(s)	The stated interest rate represents the weighted average interest rate at November 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(t)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(u)	At November 30, 2021, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Intelsat Jackson Holdings S.A. Debtor in Possession Term Loan 07/13/2022 5.392%	340,833

(v)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(w)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(x)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	949,725,033	1,721,370,664	(1,648,634,180)	—	1,022,461,517	—	162,598	1,022,563,773
76	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2021 (Unaudited)
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2021	77

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT101_08_M01_(01/22)